As filed with the Securities and Exchange Commission on March 27, 1996.


                                               1933 Act Registration No. 33-12
                                                    1940 Act File No. 811-4401
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.
                                                 -------
                      Post-Effective Amendment No.   33                    x
                                                   ------

                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                             Amendment No.   35                            x
                                           ------

                       (Check appropriate box or boxes)

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

              (Exact name of registrant as specified in charter)


     215 NORTH MAIN STREET
     WEST BEND, WISCONSIN                                   53095
     (Address of Principal Executive Offices)               (Zip Code)

     Registrant's Telephone Number, including Area Code:  (414) 334-5521


                             ROBERT J. TUSZYNSKI
                         Vice President and Director
                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            215 NORTH MAIN STREET
                          WEST BEND, WISCONSIN 53095
                   (Name and Address of Agent for Service)

                                   Copy to:

                           CONRAD G. GOODKIND, ESQ.
                               Quarles & Brady
                          411 East Wisconsin Avenue
                          Milwaukee, Wisconsin 53202

     Approximate Date of Proposed Public Offerings: As soon as practicable following the effective date of this amendment to the registration statement.

               It is proposed that this filing will become effective
                     immediately upon filing pursuant to paragraph (b)
               -----
                     on (date) pursuant to paragraph (b)
               -----
                     60 days after filing pursuant to paragraph (a)(1)
               -----
                     on (date) pursuant to paragraph (a)(1)
               -----
                 X   75 days after filing pursuant to paragraph (a)(2) of rule
               -- --
               485.

               If appropriate, check the following:
                     this post-effective amendment designates a new
               -----
               effective date for a previously filed post-effective amendment

     Registrant has elected to register an indefinite number of shares of Common Stock, $0.001 par value, pursuant to Rule 24f-2 under The Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the year ended December 31,
1995 was filed on February    , 1996.
                           ---


                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                   FORM N-1A

                             CROSS REFERENCE SHEET

                         PSE TECHNOLOGY INDEX PORTFOLIO
Form N-1A
Item No.                                          Prospectus Heading
--------                                          ------------------


     PART A

 1.  Cover Page.................................  Cover Page

 2.  Synopsis...................................  Questions and
                                                  Answers; Expenses

 3.  Condensed Financial Information............  NA

 4.  General Description of
       Registrant...............................  Questions and
                                                  Answers; Investment Objectives
                                                  and Policies; Description of
                                                  Shares

 5.  Management of the Fund.....................  Management;
                                                  Determination of Net Asset
                                                  Value Per Share; Other
                                                  Information

5A.   Management's Discussion of Fund
       Performance                                NA

 6.  Capital Stock and Other
       Securities...............................  Redemptions; Dividends,
                                                  Capital Gains Distributions
                                                  and Reinvestments; Tax Status;
                                                  Description of Shares

 7.  Purchase of Securities Being
       Offered..................................  Purchase of Shares;
                                                  Determination of Net Asset
                                                  Value Per Share;  Distribu
                                                  tion Expenses

 8.  Redemption or Repurchase...................  Redemptions

 9.  Pending Legal Proceedings..................  None

     PART B

10.   Cover Page................................  Cover Page

11.   Table of Contents.........................  Table of Contents

12.   General Information and History...........  N/A

13.  Investment Objectives and Policies.........  Investment Program; Investment
                                                  Restrictions

14.  Management of the Fund.....................  Management of Principal
                                                  Preservation

15.  Control Persons and Principal
       Holders of Securities....................  Control Persons and Principal
                                                  Holders of Securities

16.  Investment Advisory and
       Other Services...........................  Management of Principal
                                                  Preservation

17.  Brokerage Allocation and
        Brokerage...............................  Portfolio Transactions and
                                                  Brokerage

18.  Capital Stock and Other
        Securities..............................  Determination of Net Asset
                                                  Value Per Share; Tax Status
19.  Purchase, Redemption and Pricing
       of Securities Being Offered..............  Determination of Net Asset
                                                  Value Per Share; Purchase of
                                                  Shares; Distribution Expenses

20.  Tax Status.................................  Tax Status

21.  Underwriters...............................  Purchase of Shares;
                                                  Distribution Expenses;
                                                  Management of Principal
                                                  Preservation

22.  Calculation of Performance Data............  Performance Information;
                                                  Portfolio Ratings

23.  Financial Statements.......................  N/A


[PRINCIPAL PRESERVATION LOGO]


     PSE TECHNOLOGY INDEX
          PORTFOLIO

         March 27, 1996


         PROSPECTUS

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                        PSE TECHNOLOGY INDEX PORTFOLIO

     The PSE Technology Index Portfolio (the "Portfolio") of the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of mutual funds is offered by this Prospectus. The Portfolio's investment objective is to obtain a total return, before operating expenses of the Portfolio, that replicates the total return of the Pacific Stock Exchange Technology Stock Index (the "PSE Technology Index" or the "Index"). The Index consists of 100 common stocks of companies in 15 different industries, including biotechnology, CAD/CAM, data communications, data storage and processing, diversified computer manufacturing, electronic equipment, information processing, medical technology, micro-computer manufacturers, semi-conductor manufacturers, software products, and test and instrumentation equipment. There can be no assurance that the Portfolio will achieve its investment objective.

     The risks and special characteristics of investing in the Portfolio are highlighted in the sections of this Prospectus titled "Questions and Answers" and "Special Considerations." The Portfolio is managed by Ziegler Asset Management, Inc. ("ZAMI" or the "Advisor"). Shareholder inquiries should be directed to Principal Preservation at 215 North Main Street, West Bend, WI 53095; telephone 800-826-4600.

     This Prospectus sets forth concisely the information that an investor should know before investing in shares of the Portfolio. Investors should read and retain this Prospectus for future reference. A Statement of Additional
Information dated                     , containing additional information about
                  --------------------
Principal Preservation and the Portfolio has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge upon request to B. C. Ziegler and Company ("Ziegler"), 215 North Main Street, West Bend, WI 53095 (telephone 800-826-4600) or from Selected Dealers (as defined herein) that have entered into agreements with respect to the distribution of shares of the Portfolio.

     SHARES OF THE PORTFOLIO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANKING INSTITUTION, ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS
                               -------------------


                            QUESTIONS AND ANSWERS

WHAT ARE THE PRINCIPAL PRESERVATION PORTFOLIOS?

     Principal Preservation is a Maryland corporation organized in 1984 as an open-end, diversified investment company. Principal Preservation is a series company, which means that its Board of Directors may establish additional portfolios at any time. Seven other series of Principal Preservation are offered by separate prospectuses.

WHAT ARE THE BENEFITS FROM INVESTING IN THE PORTFOLIO?

     Economy of Size. The Portfolio is designed to provide investors with an opportunity to pool their money to achieve economies of size and diversification. This permits investors, whose own securities' portfolios may not be large enough to obtain individual investment management services on a cost-effective basis, to take advantage of the professional investment management expertise of the Advisor.

     Professional management. The Portfolio provides professional management of your investment. Maintaining records of your investments is made timely and convenient with detailed statements of your investment activity and account status.

     Pooled Investing. The Portfolio combines the funds of many investors to obtain a portfolio of numerous different issues of investment securities. This pooled investing strategy permits an investor to spread his or her risk over a greater number of issues of investment securities, as compared to the number of issues in which the investor may be able to invest individually. However, investors should bear in mind that the Portfolio is a non-diversified mutual fund, meaning that a significant portion of its assets may be invested from time to time in securities of issuers associated with a particular industry. See "Investment Program -- Special Considerations."

     Liquidity. Shares of the Portfolio may be redeemed at any time at their current net asset value. See "Redemptions."

WHAT IS THE PORTFOLIO'S INVESTMENT OBJECTIVE?

     The Portfolio's investment objective is to obtain a total return, before operating expenses of the Portfolio, that replicates the total return of the PSE Technology Index. The PSE Technology Index consists of 100 common stocks of companies that represents 15 different industries. Diversity within the Index ranges from biotechnology firms to semiconductor capital equipment manufacturers and includes a cross-section of U.S. companies that are leaders in the following subsectors: biotechnology, CAD/CAM, data communications, data storage and processing, diversified computer manufacturing, electronic equipment, information processing, medical technology, micro-computer manufacturers, semi-conductor manufacturers, software products, and test and instrumentation equipment. The PSE Technology Index is price weighted, which means that its component stocks are given a percentage weighting based on their price.
Although this indexing method allows the PSE Technology Index to accurately measure a broad representation of technology stocks without being dominated by a few large companies, it may cause the Portfolio to experience higher turnover and brokerage expenses than if the Index's component stocks were not indexed in this fashion, and a higher percentage of the companies represented on the Index may be smaller- and medium-sized companies, whose stock tends to be more volatile and less liquid than stocks of large companies.

     The Portfolio attempts to achieve its objective by investing in all 100 common stocks included in the PSE Technology Index in approximately the same proportions as they are represented on the Index. The Advisor does not manage the Portfolio according to traditional methods of active investment management, which involve the buying and selling of securities based upon economic, financial, and market analysis and investment judgment. Instead the Portfolio utilizes a "passive" or "indexing" investment approach, attempting to replicate the investment performance of the PSE Technology Index through statistical procedures. The Portfolio is managed without regard to tax ramifications. See "Investment Objectives" and "Investment Program" in this Prospectus and "Investment Program" in the Statement of Additional Information. There can be no assurance that the Portfolio's investment objective will be achieved.

ARE THERE ANY RISKS TO CONSIDER?

     The PSE Technology Index includes common stocks of companies which have, or likely will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. The PSE Technology Index therefore is subject to volatility and price fluctuations as the technology market sector increases and decreases in favor with the investing public. Notwithstanding its focus on technology, the PSE Technology Index includes companies in a wide range of industries. This industry diversification serves to reduce the volatility of the PSE Technology Index.

     An investment in the portfolio may involve an above average degree of risk because of the significant representation on the Index of common stocks of smaller- and medium-sized companies, which tend to be more volatile and less liquid than stocks of large companies.

     The Portfolio may invest a portion of it assets in futures contracts and options traded on recognized stock exchanges. There are special risks associated with such options and futures instruments. See "Special Considerations."

HOW DOES THE PORTFOLIO DISTRIBUTE INCOME?

     Dividends will be declared and paid quarterly. Net realized capital gains will be declared and paid annually. Investors may receive their income dividends and capital gains distributions in additional shares of the Portfolio, in additional shares in another Principal Preservation portfolio, or in cash. See "Dividends, Capital Gains Distributions and Reinvestments."

WHAT ARE THE ADVANTAGES OF STOCK INDEXING?

     Stock indexing allows investors to purchase a package of common stocks, the value of which moves with the value of the market index it is designed to follow. Frequently, the performance of individual investment managers, who attempt to beat the market, does not match the performance of stock indices, including the PSE Technology Index.

WHO MANAGES THE PORTFOLIO?

     ZAMI is the investment Advisor for the Portfolio. ZAMI's principal office is located at 215 North Main Street, West Bend, Wisconsin 53095; their telephone number is 800-826-4600. See "Management."

HOW CAN SHARES BE PURCHASED?

     Shares may be purchased at the public offering price next determined after receipt of an order to purchase. The offering price is the net asset value per share plus a sales charge. UntilAugust 15, 1996, a purchaser (as that term is defined herein) that makes an initial investment of at least $100,000 in the Portfolio may purchase shares at net asset value (that is, without a sales charge). Shares may be purchased from Ziegler in its capacity as distributor of the Portfolio's shares (the "Distributor"), or from broker-dealers and other financial institutions or firms that have entered into agreements with the Distributor with respect to their assistance in distributing shares of the Portfolio ("Selected Dealers"). See "Purchase of Shares." Ziegler's principal office is at 215 North Main Street, West Bend, WI 53095; telephone 800-826-4600.

     The minimum initial investment in the Portfolio is $1,000. The minimum subsequent investment is $50.

HOW CAN YOU REDEEM OR EXCHANGE YOUR SHARES?

     Shares may be redeemed by mail or telephone. The redemption value of the shares is the net asset value per share as of the close of business on the day the redemption request is received in proper form. Subject to a service charge (currently $5.00), shares of the Portfolio may be exchanged for shares of any other Principal Preservation portfolio on the basis of their relative net asset value after the shares to be exchanged have been held for more than six months.
 See "Redemptions" and "Shareholder Services." Information as to Principal Preservation portfolios other than this Portfolio is provided by separate prospectuses, copies of which may be obtained from the Distributor.

                                   EXPENSES

                                                                           PSE
                                                                    TECHNOLOGY
                                                                         INDEX
                                                                     PORTFOLIO
                                                                     ---------
SHAREHOLDER TRANSACTION
 EXPENSES
 Maximum Sales Load Imposed on Purchases (as a
   percentage of offering price)(1)<F1>..................................4.5%
 Maximum Sales Load Imposed on Reinvested Dividends
   (as a percentage of offering price).....................................0%
 Deferred Sales Load (as a percentage of original
   purchase price or redemption proceeds)..................................0%
 Redemption Fees (as a percentage of amount redeemed)(2)<F2>...............0%
 Exchange Fee...........................................................$5.00

ANNUAL FUND OPERATING EXPENSES (AFTER REIMBURSEMENT)(3)<F3>
 (AS A PERCENTAGE OF ESTIMATED AVERAGE NET ASSETS OF $10 MILLION)(3)<F3>
 Management Fees........................................................0.05%
 12b-1 Fee(4)<F4>......................................................0.25%
 Other Expenses After Reimbursement(3)<F3>:
   Custodian Fees.......................................................0.05%
   Transfer Agent Fees..................................................0.15%
   Other Fees...........................................................0.30%
 Total Other Expenses...................................................0.50%
                                                                        ----

 Total Fund Operating Expenses..........................................0.80%
                                                                        -----
                                                                        -----


(1)<F1>Investors may be able to qualify for a lower sales load. See "Purchase of Shares" and "Shareholder Services."

(2)<F2>Ziegler, in its capacity as transfer agent, charges a fee (presently $7.50) for redemptions by wire transfer.

(3)<F3>The Advisor has committed to waive advisory fees or reimburse expenses so that, for the period ending December 31, 1996, total operating expenses (on an annualized basis) will not exceed 0.80 of 1% of average assets. Without giving effect to such waivers or reimbursements, management of the Portfolio estimates that, for the period ending December 31, 1996, "Management Fees," "Other Fees," and "Total Fund Operating Expenses" will be 0.50%, 0.85% and 1.80%, respectively.


(4)<F4>Because the Rule 12b-1 distribution fee is paid annually rather than as a one-time fee, long term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD"), which generally is 6.25% of new sales, plus an interest factor.

EXAMPLE

You would pay the following expenses on a $1,000 investment in the Portfolio, assuming 5% annual return and redemption at the end of each time period:

                             1 Year                  $53.00

                             3 Year                  $69.00

     The purpose of the table is to assist investors in understanding the various costs and expenses they will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management," "Purchase of Shares," "Redemptions," and "Shareholder Services." THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN SHOWN.


                      INVESTMENT OBJECTIVES AND POLICIES

     The following is a brief description of the investment objectives and policies of the Portfolio. The Portfolio seeks to obtain a total return, before operating expenses of the Portfolio, that replicates the total return of the PSE Technology Index. The Portfolio seeks to achieve this objective by investing in all 100 common stocks included in the PSE Technology Index in approximately the same proportions as they are represented in the Index.

     The Portfolio will attempt to remain fully invested in common stocks.
Under normal circumstances, the Portfolio will invest at least 95% of its assets in the common stocks included in the PSE Technology Index and futures contracts and options. The Portfolio may invest in certain short-term, fixed-income securities as cash reserves, although cash or cash equivalents are normally expected to represent 5% or less of the Portfolio's assets. The Portfolio may invest up to 20% of its assets in exchange-traded index futures contracts and index options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs, while still tracking the Index. The Portfolio intends to remain fully invested, to the extent practicable, in a pool of securities that duplicates the investment characteristics of the PSE Technology Index. Certain instruments and techniques discussed in this summary are described in greater detail under "Investment Program" in this Prospectus and in the Statement of Additional Information. There can be no assurance that the investment objective of the Portfolio will be achieved.

     The Portfolio is subject to a number of investment restrictions that are described in the section of the Statement of Additional Information entitled "Investment Restrictions." Among these restrictions are that the Portfolio may not borrow money or property except for temporary or emergency purposes. If the Portfolio borrows money it will only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Portfolio will not pledge more than 15% of its net assets to secure such borrowings. In the event the Portfolio's borrowing exceeds 5% of the market value of its total assets, the Portfolio will not invest in any additional securities until its borrowings are reduced to less than 5% of total assets. For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with the hedging activities of the Portfolio are not deemed to be a pledge of assets.

     The Statement of Additional Information contains other specific investment restrictions that govern the investments of the Portfolio. Certain of these restrictions and the Portfolio's investment objective are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the Portfolio. All other investment policies and practices may be changed without shareholder approval.


                              INVESTMENT PROGRAM

OVERVIEW

     This section contains a general description of the investment program and other investment practices of the Portfolio. Further information is contained in the Statement of Additional Information. Shareholders will be notified prior to implementation of any material change in the Portfolio's investment program.

     The Portfolio attempts to replicate the investment results of the PSE Technology Index by investing in and holding all 100 common stocks included in the Index in approximately the same proportions as they are represented on the Index. This indexing technique is known as "complete replication."

     In attempting to replicate the performance of the PSE Technology Index, the Portfolio will incur operating expenses, including management fees, transfer and dividend disbursing agent fees, depository fees, accounting/pricing agent fees, distribution fees, operating and brokerage fees, and other transactional fees incurred in connection with adjusting the composition of the Portfolio to replicate the composition of the PSE Technology Index, and other administrative expenses. The total return of the PSE Technology Index does not include any such operating expense and, accordingly, the total return of the Portfolio is expected to be somewhat less than the total return of the PSE Technology Index.
 Additionally, unlike the Index, the Portfolio retains, from time to time, certain liquid reserves. The Portfolio will attempt to utilize exchange-traded index futures contracts and options in connection with such reserves in order to replicate the Index's performance.

PSE TECHNOLOGY INDEX

     The PSE Technology Index comprises 100 common stocks, which are chosen by Bridge Data Corporation based on its assessment that the issuer thereof is a company which has, or likely will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. The PSE Index offers a broad basket of 100 stocks spanning the full spectrum of high tech industry groups. Diversity within the Index ranges from biotechnology firms to semiconductor capital equipment manufacturers and includes a cross section of U.S. companies that are leaders in 15 technology subsectors. Of the 100 stocks on the Index, 52 are listed on NASDAQ, 46 on the New York Stock Exchange, and two on the American Stock Exchange. A full listing of the companies is attached as Appendix A to this Prospectus. As soon as practicable after receipt of notification of changes in the PSE Technology Index (as to the securities comprising the Index), the Advisor will attempt to adjust the composition of the Portfolio in a similar manner.

     Similar to the Dow Jones Industrial Average, the PSE Technology Index is price weighted, meaning the component stocks are given a percentage weighting based on their price. The PSE Technology Index is calculated by adding the closing prices of the component stocks and using a divisor that is adjusted for splits and stock dividends equal to 10% or more of the market value of an issue.
 Although this indexing method allows the PSE Technology Index to accurately measure a broad representation of technology stocks without being dominated by a few large companies, it results in smaller- and mid-sized companies representing a more significant portion of the Index than is the case for indexes such as the S&P 500 Index, which are weighted by the market value of the companies represented on the index. This factor may result in the Portfolio experiencing more price fluctuation, less liquidity, and higher brokerage fees than certain other index funds. See "Special Considerations."

     Bridge Data Corporation performs both the calculation and dissemination of the Index. As the composition of the PSE Technology Index changes, so will the
underlying portfolio of common stocks in the Portfolio.    The PSE Technology
Index Portfolio is not sponsored, endorsed, sold, or promoted by the PSE
                     SM                      SM                     SM
Technology Index (PSE , Pacific Stock Exchange , PSE Technology Index , and PSE
       SM
Tech 100 are servicemarks of the Pacific Stock Exchange Incorporated) or the Bridge Data Corporation.

INDEX OPTIONS AND FUTURES STRATEGIES

     Options and Futures Strategy. The Portfolio may utilize exchange-traded index futures contracts and options on stock indices to a limited extent. Such futures contracts and options may be used for several reasons: to simulate investment in the underlying index while retaining a cash balance for fund management purposes (commonly referred to as equitizing cash), to facilitate trading, to reduce transaction costs, or to seek higher investment returns when such a futures contract or option thereon is priced more attractively than the underlying index. For example, cash maintained by the Portfolio for liquidity purposes and/or cash received by the Portfolio in connection with sales of Portfolio shares may, pending investment in common stocks in the PSE Technology Index, be invested in exchange-traded index futures contracts or index options, thereby generating a return on such cash proceeds that approximates the return on the underlying index.

     On February 29, 1996, the U.S. Commodity Futures Trading Commission designated the New York Futures Exchange, Inc. a contract market in futures and futures options on the PSE Technology Index. The New York Futures Exchange, Inc. expects trading on this Index to begin in early Spring of this year. If and when such instruments begin trading on the Pacific Stock Exchange, the Advisor plans to utilize options and futures on the PSE Technology Index traded on that exchange. However, pending availability of such instruments on the New York Futures Exchange, the Advisor plans to utilize futures and options on the S&P 500 Index to implement these strategies. S&P 500 Index options and futures are routinely traded on The Chicago Mercantile Exchange. Since the S&P 500 Index cannot be expected, at all times, to move in parallel with the PSE Technology Index, the Portfolio's utilization of futures and options on the S&P 500 Index may reduce the correlation between the performance of the Portfolio and the performance of the PSE Technology Index.

     The Portfolio will not use these instruments for leverage purposes and may enter into such futures contracts and options only if, after giving effect thereto, not more than 5% of the Portfolio's assets are required as margin deposits for all of the Portfolio's open futures contracts and options positions, and provided further that not more than 20% of the Portfolio's assets are invested in futures and options at any one time.

     Risks Associated with Index Options and Futures. The risk of loss associated with index futures contracts and index options in some strategies can be substantial due both to the low margin deposits required and the extremely high degree of leverage involved in options and futures pricing. As a result, a relatively small price movement in an index option or an index futures contract may result in an immediate and substantial loss or gain. However, the Portfolio will not use options and futures contracts for speculative purposes or to leverage its net assets. The primary risks associated with the Portfolio's intended use of such options and futures contracts are: (a) imperfect correlation between the change in market value of the PSE Technology Index and the prices of the futures contracts and options; (b) imperfect correlation between the price movement in the index underlying the futures contract or option agreement, such as the S&P 500 Index, and the PSE Technology Index which the Portfolio seeks to replicate; and (c) possible lack of a liquid secondary market for a futures contract or option and the resulting inability to close a position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those futures contracts and options whose behavior is expected to resemble that of the Portfolio's underlying securities.
 The risk that the Portfolio will be unable to close out a futures position will be minimized by entering into such transactions on an exchange with an active and liquid secondary market.

OTHER INVESTMENT PRACTICES

     Short-Term, Fixed-Income Securities and Lending of Portfolio Securities. Although the Portfolio normally seeks to remain substantially fully invested in common stocks, the Portfolio may invest temporarily in certain short-term, fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities include: obligations of the United States Government and its agencies or instrumentalities; commercial paper, short-term notes, variable rate demand notes, bank certificates of deposit, and bankers' acceptances; and repurchase agreements collateralized by these securities and shares of money market mutual funds. To the extent the Portfolio invests in shares of money market mutual funds, investment management and administrative fees, distribution costs, and other operating expenses incurred by those funds would be duplicative of those incurred by the Portfolio and would reduce the return received by the Portfolio on assets so invested. The Portfolio may not invest more than 10% of its total assets in securities of other investment companies. See "Investment Program -- Investments in Other Investment Companies" in the Statement of Additional Information. The Portfolio may lend its portfolio securities to brokers, dealers, and other institutional investors, but has no present intention to do so. See "Investment Program -- Lending of Portfolio Securities" in the Statement of Additional Information.

     Portfolio Turnover. Although the Portfolio generally seeks to invest for the long term, the Portfolio retains the right to sell securities irrespective of how long they have been held. However, because of the passive investment management approach of the Portfolio, its portfolio turnover rate is expected to be under 50%. Notwithstanding the passive investment management approach, the fact that the PSE Technology Index is "price weighted" may cause higher turnover and brokerage expenses than if the Index's component stocks were not given a percentage weighting based on price. A portfolio turnover rate of 50% would occur if one-half of the Portfolio's securities were sold within one year. Ordinarily, the Portfolio will sell securities only to reflect certain administrative changes in the PSE Technology Index (including mergers or changes in the composition of the Index) or to accommodate cash flows into and out of the Portfolio while maintaining the similarity of the Portfolio to the PSE Technology Index.

     Short Sales "Against-the-Box." The Portfolio may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Portfolio owns an equal amount of such securities of the same issue as, and equal in amount to, the securities sold short, and that not more than 10% of the Portfolio's net assets (determined at the time of short sale) may be held as collateral for such sales.


                            SPECIAL CONSIDERATIONS

CONCENTRATIONS

     A significant portion of the Portfolio's investments will consist of technology-based issues, which exposes the Portfolio to risks associated with economic conditions in that market sector. Due to competition, a less diversified product line, and other factors, companies that develop and/or rely on technology could become increasingly sensitive to down swings in the economy.
 However, the companies whose common stocks are included in the PSE Technology Index comprise a fairly broad range of industries. This industry diversification likely will soften volatility associated with economic and political developments that disproportionately affect specific industries represented within the Index. See "Industry Concentration Factors" in the Statement of Additional Information.

COMMON STOCKS

     As discussed above, the Portfolio will invest a portion of its assets in common stock and securities convertible into common stocks. The market for such securities tends to be cyclical, with alternating periods of rising and falling market prices.

     An investment in the Portfolio may involve an above average degree of risk because of the significant representation on the PSE Technology Index of common stocks of smaller- and medium-sized companies. Smaller- and medium-sized companies, as compared to larger companies, may have shorter histories of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure, and may have a smaller public market for their shares, causing stocks of these companies to be more volatile and less liquid than stocks of larger companies. Because the Portfolio's investments will tend to mirror the Index, the Portfolio can be expected to experience some volatility and, with respect to certain issues, reduced liquidity that could make it more difficult to purchase and sell such common stocks at favorable prices. Also, because of the price weighted aspect of the Index, the stocks comprising the Index may change with some frequency, which would tend to increase the Portfolio's turnover rate and increase brokerage commissions, thereby reducing the Portfolio's total return when compared with the Index.


                                  MANAGEMENT

DIRECTORS AND OFFICERS

     The Board of Directors of Principal Preservation is responsible for management of Principal Preservation and provides broad supervision over its affairs. The Advisor is responsible for the Portfolio's investment management and Principal Preservation's officers are responsible for the Portfolio and Principal Preservation's overall operations.

ZIEGLER ASSET MANAGEMENT, INC.

     The Advisor of the Portfolio is Ziegler Asset Management, Inc., 215 North Main Street, West Bend, Wisconsin 53095. The Advisor is registered with the Securities and Exchange Commission as an investment advisor and is a member of the National Association of Securities Dealers. In addition to the Portfolio, the Advisor serves as investment advisor to seven other mutual fund series of Principal Preservation and privately manages numerous customer advisory
accounts.  On December 31, 1995, the Advisor had more than $     million dollars
                                                            ----
under discretionary management. The Advisor is a wholly-owned subsidiary of The Ziegler Companies, Inc. The Ziegler Companies, Inc. is a publicly-owned financial services holding company.

     B.C. Ziegler and Company ("Ziegler"), another wholly-owned subsidiary of The Ziegler Companies, Inc., currently serves as Distributor, Transfer and Dividend Disbursing Agent, and Depository and Accounting/Pricing Agent for the Portfolio. Ziegler is registered with the Securities and Exchange Commission as an investment advisor and securities broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     Pursuant to the terms of an Investment Advisory Agreement (the "Advisory Agreement"), the Advisor provides the Portfolio with overall investment advisory and administrative services. Subject to such policies as the Board of Directors may determine, the Advisor makes investment decisions on behalf of the Portfolio, makes available research and statistical data in connection therewith, and supervises the acquisition and disposition of investments by the Portfolio, including the selection of broker-dealers to carry out portfolio transactions. The Advisor bears all of its own expenses of providing services under the Advisory Agreement and pays all salaries, fees, and expenses of the officers and Directors of Principal Preservation who are affiliated with the Advisor. The Portfolio bears all other expenses including, but not limited to, necessary office space, telephone and other communications facilities, and personnel competent to perform administrative, clerical, and shareholder relations functions; salary, fees, and expenses (including legal fees) of those Directors, officers, and employees of Principal Preservation who are not officers, directors, or employees of the Advisor; interest expenses; fees and expenses of the Depository, Transfer, and Dividend Disbursing Agent, Distributor and Accounting/Pricing Agent; administrative expenses; taxes and governmental fees; brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, expenses of registering and qualifying shares for sale with the Securities and Exchange Commission and with various state securities commissions; accounting and legal costs; insurance premiums; expenses of maintaining Principal Preservation's legal existence and of shareholders' meetings; expenses of preparation and distribution to existing shareholders of reports, proxies, and prospectuses; and fees and expenses of membership in industry organizations. Fees common to more than one Principal Preservation portfolio are prorated among them based on their total assets.

     Under the Advisory Agreement, the Portfolio pays the Advisor a fee, in monthly installments, at an annual rate equal to 0.50 of 1% of the average daily net assets of the Portfolio up to $50 million, 0.30 of 1% of the next $200 million in net assets, 0.25 of 1% of the next $250 million in net assets, and
0.20 of 1% of net assets in excess of $500 million.

B. C. ZIEGLER AND COMPANY

     Ziegler serves as the Distributor of the shares of the Portfolio pursuant to a Distribution Agreement; provides accounting and other administrative services, including daily valuation of the shares of the Portfolio, pursuant to an Accounting/Pricing Agreement; provides depository and custodial services with respect to the portfolio securities of the Portfolio pursuant to a Depository Contract; and provides transfer agent services pursuant to a Transfer and Dividend Disbursing Agency Agreement. In addition, Ziegler Thrift Trading, Inc., an affiliate of Ziegler which is a registered broker-dealer may effect portfolio securities transactions as agent for the Portfolio and, in that capacity, receives brokerage commissions from the Portfolio. See "Portfolio Transactions and Brokerage."

     The Distribution Agreement appointing Ziegler as Distributor for the various portfolios of Principal Preservation (including the Portfolio) provides that Ziegler is entitled to receive a commission on its sales of shares of the Portfolio at the rate disclosed in Principal Preservations's current prospectus relating to the relevant portfolio (see "Purchase of Shares"). Out of these commissions, Ziegler allows Selected Dealer discounts (which are alike for all Selected Dealers) from the applicable public offering price. The Distribution Agreement continues from year to year if it is approved annually by Principal Preservation's Board of Directors, including a majority of those Directors who are not interested persons of Principal Preservation or of the Distributor, or by vote of the holders of a majority of the outstanding shares. The Distribution Agreement may be terminated at any time by either party on 60 days written notice and will automatically terminate if assigned. Principal Preservation also reimburses Ziegler for certain expenditures incurred by it in connection with the distribution of the Portfolio's shares pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act. See "Distribution Expenses."

     The Accounting/Pricing Agreement provides that Ziegler is entitled to receive a fee for accounting services provided thereunder at an annual rate of
 .03 of 1% of the Portfolio's total assets of $30 million but less than $100 million, .02 of 1% of the Portfolio's total assets of $100 million but less than $250 million, and .01 of 1% of the Portfolio's total assets of $250 million or more, with a minimum fee of $19,000 per portfolio per year, plus expenses. The Depository Contract provides that Ziegler is entitled to receive compensation deemed reasonable by the Board of Directors of Principal Preservation for services provided thereunder. The rate of compensation is currently set at .055 of 1% of the first $10 million of Principal Preservation's assets, .03 of 1% of the next $40 million of Principal Preservation's assets, .016 of 1% of the next $200 million of assets, and .015 of 1% of assets in excess of $250 million. The Transfer and Dividend Disbursing Agency Agreement provides that Ziegler is entitled to receive compensation deemed reasonable by the Board of Directors of Principal Preservation for services provided thereunder. The rate of compensation is currently at $13.50 per account for the Portfolio. Principal Preservation also reimburses Ziegler for all out-of-pocket expenses incurred in providing such services.

THE PORTFOLIO MANAGER

     Mr. Jay Ferrara has been with Principal Preservation for one year, and currently serves as Treasurer for the mutual fund family. Mr. Ferrara brings to Principal Preservation more than 10 years of experience in the mutual fund industry. Prior to coming to Principal Preservation, Mr. Ferrara served as Senior Portfolio Accountant for Wells Fargo Nikko Investment Advisors and, from 1993 to 1994, as Controller of the California Investment Trust.

     In addition to serving as Treasurer of Principal Preservation, Mr. Ferrara presently oversees the transfer agent operations for the Principal Preservation and assists with the overall daily operations of the portfolios. Mr.
Ferrara attended Brown University where he earned a BA in Management and a BA in Political Science. In addition to previously attending the University of San Francisco, Mr. Farrara is currently completing his MBA in Finance at Marquette University.


                  DETERMINATION OF NET ASSET VALUE PER SHARE

     Net asset value per share of the Portfolio is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the Portfolio's total assets (the value of the securities the Portfolio holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share will be calculated every week day, Monday through Friday, except on customary national business holidays which result in closing of the New York Stock Exchange (the "Exchange"). The calculation is as of the close of trading on the Exchange, 4:00 p.m. New York time for the Portfolio.


                              PURCHASE OF SHARES

     Orders received by the Distributor or a Selected Dealer prior to the close of business on the Exchange will be invested at the net asset value computed on that day. Orders received after the close of trading on the Exchange will be invested at the net asset value determined as of the close of trading on the Exchange on the next business day. The minimum initial investment is $1,000 and the minimum additional investment (except for exchanges between portfolios, the reinvestment of distributions from the Portfolio or distributions from various unit investment trusts sponsored by Ziegler, contributions for various retirement plans, and the reinvestment of interest payments on bonds issued by Ziegler Mortgage Securities, Inc. II) is $50. However, an initial investment of $500 is permitted if made pursuant to an automatic investment plan providing for subsequent automatic investments of at least $25. See "Shareholder Services -- Systematic Purchase Plan."

     Shares may be purchased by investors at net asset value plus a sales charge as set forth below. The Portfolio will not issue shares for consideration other than cash except in the case of a bona fide reorganization or statutory merger or in certain other acquisitions of Portfolio securities which meet certain criteria in accordance with state securities laws. See "Purchase of Shares" in the Statement of Additional Information. Shares may be purchased by sending a check payable to Principal Preservation Portfolios, Inc., 215 North Main Street, West Bend, Wisconsin 53095.

     Shares may be purchased by investors at net asset value plus a sales charge as follows:
                              PUBLIC       NET AMOUNT     SELECTED DEALER
SIZE OF INVESTMENT      OFFERING PRICE*<F5> INVESTED        REALLOWANCE
------------------      ---------------    ----------     ---------------

Less than $50,000             4.50%          4.71%         4.00%

$50,000 but less than         4.00%          4.17%         3.50%
$100,000

$100,000 but less than        3.50%          3.63%         3.00%
$250,000

$250,000 but less than        3.00%          3.09%         2.60%
$500,000

$500,000 but less than        2.50%          2.56%         2.20%
$1,000,000

$1,000,000 or more            0.00%          0.00%         0.00%

     *<F5>In addition to the Selected Dealer Reallowance shown above, the Distributor may offer additional compensation in the form of trips, merchandise, or entertainment as sales incentives to Selected Dealers. The Distributor's sales representatives may not qualify to participate in some of these incentive compensation programs and the Distributor may offer similar incentive compensation programs in which only its own sales representatives qualify to participate. In addition to the amount paid to Selected Dealers, the Distributor may from time to time pay an additional concession to a Selected Dealer which employs a registered representative who sells, during a specific period, a minimum dollar amount of shares. In no event will such additional concession paid by the Distributor to the Selected Dealer exceed the difference between the sales charge and the Selected Dealer's allowance in respect of shares sold by the qualifying registered representative. Selected Dealers which receive a concession may be deemed to be an "underwriter" in connection with sales by them of such shares and in that capacity they may be subject to the applicable provisions of the Securities Act of 1933.

     Banks, acting as agents for their customers and not for the Portfolio or the Distributor, from time to time may purchase Portfolio shares for the accounts of such customers. Generally, the Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling, or distributing securities. Should the activities of any bank, acting as agent for its customers in connection with the purchase of the Portfolio's shares, be deemed to violate the Glass-Steagall Act, management will take whatever action, if any, is appropriate in order to provide efficient services for the Portfolio. Management does not believe that a termination in the relationship with a bank would result in any material adverse consequences to the Portfolio. In addition, state securities laws on this issue may differ and banks and financial institutions may be required to register as dealers pursuant to state law. The Portfolio shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other federal agency.

     Reduced Sales Charges. There are several ways to pay a lower sales charge. One is to increase the initial investment to reach a higher discount level.
The above scale is applicable to initial purchases of Principal Preservation shares by any "purchaser." The term "purchaser" includes (1) an individual, (2) an individual, his or her spouse, and their children under the age of 21 purchasing shares for his or her own accounts, (3) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account, (4) a pension, profit-sharing, or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code (the "Code"), (5) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code, (6) employee benefit plans qualified under Section 401 of the Code of a single employer or employers who are "affiliated persons" of each other within the meaning of Section 2(a)(3)(c) of the Act, or (7) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

     Another way to pay a lower sales charge is for a "purchaser" to add to his investment so that the current offering price value of his shares plus the new investment, reach a higher discount level. For example, if the current offering price value of the shares held by a shareholder in the Portfolio equals $100,000, the shareholder will pay a reduced sales charge on additional purchases of shares. If the shareholder invested an additional $100,000, the sales charge would be 3.5% on that additional investment. A shareholder's holdings in all portfolios that have a sales charge will be aggregated in determining the break-point at which he or she is entitled to purchase in the Portfolio or in any other Principal Preservation portfolio.

     A third way is for a "purchaser" to sign a non-binding statement of intention to invest $50,000 or more over a 13 month period in any one or combination of Principal Preservation portfolios which have a sales charge. If the purchases are completed during that period, each purchase will be at a sales charge applicable to the aggregate of the shareholder's intended purchases. Under terms set forth in the statement of intention, shares valued at 5% of the amount of intended purchase are escrowed and will be redeemed to cover the additional sales charge payable if the statement is not completed. Any remaining shares held in escrow will be released to the purchaser. A purchaser will continue to earn dividends and capital gains distributions declared by a portfolio with respect to shares held in escrow.

     Group Purchases. A reduced sales charge is also available to members of a qualified group. The sales charge for such persons is calculated by taking into account the aggregate dollar value of shares of all Principal Preservation shares sold subject to a sales charge being purchased or currently held by all members of the group. Further information on group purchases is contained in "Purchase of Shares" in the Statement of Additional Information.

     To receive the benefit of the reduced sales charge, the shareholder must inform Principal Preservation, Ziegler, or the Selected Dealer that the shareholder qualifies for such a discount.

PURCHASES AT NET ASSET VALUE

     Shares may be purchased at net asset value (that is, without a sales charge) by a purchaser purchasing at least $1 million of shares or the value of whose account at the time of purchase is at least $1 million if the purchase is made through a Selected Dealer that has executed a dealer agreement with the Distributor. The term "purchaser" has the meaning described in "Reduced Sales Charges," above. The Distributor may make a payment or payments, out of its own funds, to the Selected Dealer in an amount not to exceed 0.75 of 1% of the amount invested. All or a part of such payment may be conditioned on the monies remaining invested with Principal Preservation for a minimum period of time.

     Until August 15, 1996, a purchaser that makes an initial investment of at least $100,000 in the Portfolio may purchase shares at net asset value. The Distributor may make a payment or payments, out of its own funds, to the Selected Dealer in an amount not to exceed 0.75 of 1% of the amount invested.

     Any pension, profit sharing, or other employee benefit plan qualified under
Section 401 of the Internal Revenue Code may also purchase shares at net asset value. If such a plan purchases shares of the Portfolio through a Selected Dealer, the Distributor may make a payment or payments out of its own funds, to the Selected Dealer, in an amount not to exceed 0.75 of 1% of the amount invested.

     Any state, county, or city, or any instrumentality, department, authority, or agency thereof, that purchases at least $500,000 of share or the value of whose account at the time of purchase is at least $500,000 also qualifies to purchase shares without a sales charge.

     Shares may also be purchased at net asset value when payment for those shares represents the proceeds from the redemption of shares of another mutual fund which charges a front end sales charge and which is not part of Principal Preservation. A purchase of shares of Principal Preservation may be made at net asset value under this provision regardless of whether the sales charge was paid on the shares redeemed in the unrelated fund, but the redemption of those shares must have occurred no more than 60 days prior to the purchase of shares of Principal Preservation. The Distributor may make a payment or payments, out of its own funds, to Selected Dealers effecting such exchanges, in an amount not to exceed 0.50 of 1% of the amount invested. All or a part of such payment may be conditioned upon the monies remaining invested with Principal Preservation for a minimum period of time. Shares of Principal Preservation in addition to those qualifying for purchase at net asset value under this provision may be purchased at net asset value plus the normal sales charge.

     Shares may also be purchased at net asset value by: Directors and offices of Principal Preservation (including shares purchased jointly with or individually by any such person's spouse and shares purchased by any such person's children or grandchildren under age 21); employees of the Advisor, Ziegler, Selected Dealers, Panagora Asset Management, Inc. (which serves as the sub-Advisor to Principal Preservation's S&P 100 Plus Portfolio), and Skyline Asset Management, LLP (which serves as sub-Advisor to Principal Preservations's Select Value Portfolio), and the trustee or custodian under any pension or profit-sharing plan established for the benefit of the employees of any of the foregoing. The term "employee" includes an employee's spouse (including the surviving spouse of a deceased employee), parents, children, and grandchildren under age 21, and retired employees. Shares may also be purchased with a reduced sales charge of 0.50 of 1% by directors of The Ziegler Companies, Inc. who are not also employees of Ziegler.

     Additionally, shares may be purchased without a sales charge upon the reinvestment of distributions from the Portfolio or any other Principal Preservation portfolio, or investment of distributions from various unit investment trusts sponsored by Ziegler; the reinvestment of principal or interest payments on bonds issued by Ziegler Mortgage Securities, Inc. II; or the reinvestment of interest payments on bonds underwritten by Ziegler.

                                 REDEMPTIONS

     You may have any or all of your shares redeemed as described below on any day Principal Preservation is open for business at the net asset value next determined. See "Determination of Net Asset Value Per Share." If the order is received prior to the close of the Exchange the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the close of trading on the next business day.

     By Telephone. If you have completed the Telephone Redemption Authorization and signature guarantee sections of the account application, you may redeem shares by calling Principal Preservation at 800-826-4600. This authorization must be on file at least five days prior to the first telephone redemption.
This authorization requires a signature guarantee. At your request, redemption will be made by wire to the bank account designated on the account application or a check will be sent to you at the registered address for your account on the business day following the redemption. See "Redemptions -- Sending Redemption Proceeds -- By Wire."

     You cannot redeem shares by telephone if you hold stock certificates for those shares. Additionally, shares paid for by personal, corporate, or government check cannot normally be redeemed before the 15th day after the purchase date or until the check clears.

     By establishing the telephone redemption service, you authorize Ziegler, as Principal Preservation's transfer agent, to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by establishing the telephone redemption service.
 The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information, and providing written confirmation of such transactions. If the Transfer Agent, Principal Preservation, or any of their employees fails to abide by these procedures, Principal Preservation may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction. However, neither the Transfer Agent, Principal Preservation, nor any of their employees will be liable for losses suffered by a shareholder that results from borrowing telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified, or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

     By Mail. To redeem shares by mail, send the following information to the Transfer Agent: (1) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered, together with the shareholder's account number; (2) the stock certificates for the shares being redeemed, if the certificates are held by the shareholders; (3) any required signature guarantees (see "Signature Guarantees" below); and (4) any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

     The Transfer Agent will redeem shares when it has received all necessary documents. You will be notified promptly by the Transfer Agent if your redemption request cannot be accepted. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or that specify any special conditions. Questions concerning redemption procedures should be directed to the Transfer Agent at 800-826-4600.

     Signature Guarantees. To protect you, the Transfer Agent, and Principal Preservation from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. Signature guarantees are required for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records; (2) any redemptions by mail which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has changed within the past 30 days; (4) authorizations to redeem by telephone; and (5) requests to transfer the registration of shares to another owner. These requirements may be waived by Principal Preservation in certain instances.

     The Transfer Agent will accept signature guarantees from all institutions that are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations, and credit unions. A signature guarantee is not the same as a notarized signature.

     Sending Redemption Proceeds. The Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.

     By Mail. The Transfer Agent mails checks for redemption proceeds typically within one or two days, but not later than seven days, after it receives the request and all necessary documents.

     By Wire. The Transfer Agent will normally wire redemption proceeds to your bank the next business day after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $7.50 wire charge from the redemption proceeds. This charge is subject to change.
You will be responsible for any charges that your bank may make for receiving wires.

     Redemption Through Securities Brokers. Shares can also be redeemed through a securities dealer, who may charge a fee.

     Conditions on Redemptions. If, due to redemption, your account in the Portfolio drops below $500 for three months or more, the Portfolio has the right to redeem your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more.

     Principal Preservation may suspend the right to redeem shares for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Portfolio to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the Portfolio's shareholders.

     It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Portfolio to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in securities or other property of the Portfolio. However, the Portfolio has obligated themselves under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Portfolio's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Persons receiving such securities would incur brokerage costs when these securities are sold.

                             SHAREHOLDER SERVICES

     Principal Preservation offers a number of shareholder services designed to facilitate investment in Portfolio shares. Full details of each of the services, copies of the various plans described below, and instructions as to how to participate in the various services or plans can be obtained from Principal Preservation or the Distributor.

     Systematic Purchase Plan. A Systematic Purchase Plan ("SPP") may be established at any time with a minimum initial investment of $100 and minimum subsequent monthly investments of $100. The minimum subsequent monthly investment is reduced to $50 for IRAs, Keogh plans, self-directed retirement plan accounts, and custodial accounts under the Uniform Gifts/Transfers to Minors Act until your account balance reaches $500, after which the minimum is further reduced to $25. Also, the minimum subsequent investment is reduced to $50 for all other accounts with balances of $100 or more. By participating in the SPP, you may automatically make purchases of Principal Preservation shares on a regular, convenient basis. Under the SPP, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applied to the purchase of Principal Preservation shares.
 The SPP can be implemented with any financial institution that will accept the debits. There is no service fee for participating in the SPP. An application and instructions on establishing the SPP are available from your registered representative, the Distributor, or Principal Preservation.

     Periodic Withdrawal Plan. You may establish a periodic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in a single Portfolio (except no such minimum applies for distributions from an IRA). The periodic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. The minimum amount you may receiver under a periodic withdrawal plan is $150 per month. Normally, you would not make regular investments at the same time you are receiving periodic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of your new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. You may terminate your periodic withdrawal plan at any time by written notice to Principal Preservation or the Transfer Agent.

     Reinvestment Privilege. If you redeem shares, you may reinvest all or part of the redemption proceeds in the same Portfolio, without a sales charges, if you send written notice to Principal Preservation or the Transfer Agent not more than 30 days after the shares are redeemed. Your redemption proceeds will be reinvested on the basis of net asset value of the shares in effect immediately after receipt of the written request. You may exercise this reinvestment privilege only once upon redemption of your shares. Any capital gains tax you incur on the redemption of your shares is not altered by your subsequent exercise of this privilege. If the redemption resulted in a loss and reinvestment is made in shares, the loss will not be recognized.

     Exchange Privilege. Subject to compliance with applicable minimum investment requirements, shares of any Principal Preservation portfolio may be exchanged for shares of any other Principal Preservation portfolio at their respective net asset values without a sales charge, in states where the exchange may legally be made. The standard sales commission applicable to purchases of shares of the Principal Preservation portfolio into which the exchange is being made (as disclosed in the then current prospectus for that Principal Preservation portfolio) will be charged in connection with the exchange, less any sales commission previously paid by the shareholder with respect to the shares being exchanged. However, if a front-end sales commission was previously paid with respect to the shares being exchanged and the investment represented by such shares has been held in one or more Principal Preservation portfolios continuously for at least one year prior to the proposed exchange, then no additional sales commission will be charged in connection with the exchange. Before engaging in any such exchange, a shareholder should obtain and carefully read the current prospectus relating to the Principal Preservation portfolio into which he or she intends to exchange. Such exchanges may be subject to a service charge by Ziegler (currently $5.00). Instruction must be received prior to 3:00 p.m. Eastern Standard Time to qualify for an exchange on any business day. In order to exercise this service, you must obtain a copy of the prospectus by which the other Principal Preservation portfolio is offered prior to opening an account for the other Principal Preservation portfolio and you must have completed an exchange authorization form.

     In order to effect an exchange on a particular business day, the Transfer Agent must receive a completed exchange authorization form or other written instructions, signed by all account holders, no later than 3:00 p.m. Eastern Standard Time. Exchange authorization forms may be obtained from, and should be returned to, the Transfer Agent at 215 North Main Street, West Bend, Wisconsin 53095. The Transfer Agent may accept instructions from Selected Dealers, subject to certain conditions and requirements, by wire or telephone, for the exchange of shares held in an investor's account. Principal Preservation may amend, suspend, or revoke this exchange privilege at any time, but will provide shareholders at least 60 days' prior notice of any change that adversely affects their rights under this exchange privilege. Exchanges are subject to the conditions described above under "Redemptions - Conditions on Redemptions."

     An exchange of shares is considered a sale for tax purposes and you will realize a gain or loss for federal income tax purposes.

     An excessive number of exchanges may be disadvantageous to Principal Preservation. Therefore, Principal Preservation, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than three exchanges of shares in 12 months or more than one exchange per calendar quarter.

     Reinvestment of Distributions or Interest Payments. Unit holders of Ziegler sponsored unit investment trusts, holders of Ziegler Mortgage Securities, Inc. II bonds, and holders of bonds underwritten by Ziegler may purchase shares of Principal Preservation by automatically reinvesting distributions from their unit investment trust, reinvesting principal or interest from their Ziegler Mortgage Securities, Inc. II bonds, or reinvesting interest from bonds underwritten by Ziegler, as the case may be. Unit holders and bondholders desiring to participate in this plan should contact Ziegler for further information.

     Tax Sheltered Retirement Plans. Shares of the Portfolio are available for purchase in connection with the following tax-sheltered plans: (1) Individual Retirement Accounts; (2) Keogh plans; (3) 401(k) Plans; and (4) 403(b) Plans for employees of most nonprofit organizations. Detailed information concerning these plans and prototypes of these plans and other information are available from the Distributor. They should be carefully reviewed and considered with your tax or financial adviser. IRA investors do not receive the benefits of long-term capital gains treatment when funds are distributed from their account.

     For further information regarding plan administration, custodial fees and other details, investors should contact the Distributor.


           DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS

     Dividends from net investment income will be declared and paid quarterly in the Portfolio. Dividends may be taken in cash or additional shares at net asset value (without a sales charge). You may also direct the Transfer Agent to invest the dividends in shares of any other Principal Preservation portfolio for which you have any account. The investment occurs on the same day as the dividend distribution date. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, they will be automatically reinvested in additional shares of the Portfolio.

     Capital gains distributions in the Portfolio will be declared annually and normally will be paid within 45 days after the end of the fiscal year.


                                  TAX STATUS

     The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). In order to so qualify, the Portfolio must satisfy a number of requirements, including the requirement that at least ninety percent (90%) of the Portfolio's gross income be derived from dividends, interest, and gains from the sale or other disposition of stock or other securities. Another requirement is that less than thirty percent (30%) of the Portfolio's gross income be derived from the sale or other disposition of securities held for less than three months (netting gains and losses which are parts of designated hedges). In determining these gross income requirements, a loss from the sale or other disposition of securities does not enter into the computation.

     The Portfolio will distribute substantially all of its net income and capital gains. Regulated investment companies, in most instances, pay a non-deductible four percent (4%) excise tax on the amount, if any, by which actual distributions of investment income and capital gains are less than distributions required by the Code. Principal Preservation intends to make distributions in a manner that will avoid the excise tax. The federal income tax status of all distributions will be reported to shareholders annually. A portfolio's distributions are taxable when they are paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.

     A portion of the net investment income of the Portfolio will qualify for the seventy percent (70%) dividends received deduction for corporations.

     Each series of a series company, such as Principal Preservation, is treated as a separate entity for federal income tax purposes so that the net realized capital gains and losses of the Portfolio are not combined with those of Principal Preservation's other portfolios, nor vice versa.

     The foregoing is only a summary of some of the important tax considerations generally affecting the Portfolio and its shareholders. This discussion is not intended as a substitute for careful tax planning. You are urged to consult your tax advisor with specific reference to your own tax situation.

                            DESCRIPTION OF SHARES

     The authorized common stock of Principal Preservation consists of one billion shares, par value of $0.001 per share. The shares of Principal Preservation are presently divided into eight series: The PSE Technology Index Portfolio, Wisconsin Tax-Exempt Portfolio, Government Portfolio, Tax-Exempt Portfolio, S&P 100 Plus Portfolio, Select Value Portfolio, Dividend Achievers Portfolio, and Cash Reserve Portfolio. Presently, 50 million shares of Principal Preservation's common stock are allocated to each of the Portfolios, except that there are allocated to the Cash Reserve Portfolio 400 million shares of common stock, 200 million shares of which are designated as Class X Common Stock (the Retail Class) and 200 million of which are designated as Class Y Common Stock (the Institutional Class). The Board of Directors of Principal Preservation may authorize the issuance of additional series and may increase or decrease the number of shares in each series.

     Each share of Principal Preservation has one vote and, when issued and paid for in accordance with the terms of the offering, will be fully paid and nonassessable. Each share of a series is entitled to participate pro rata in dividends or other distributions declared by the Board of Directors of Principal Preservation with respect to that series, and all shares of a series have equal rights in the event of liquidation of that series. Shares of stock are redeemable at net asset value, at the option of the shareholder. Shares have no preemptive, subscription, or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share.

     Each share of each series of Principal Preservation (including each share of the Portfolio) is entitled to one vote on each matter presented to shareholders of that series. As a Maryland corporation, Principal Preservation is not required to hold, and in the future does not plan to hold, annual shareholder meetings unless required by law or otherwise deemed appropriate by the Board of Directors. Special meetings may be called for purposes such as electing or removing Directors, changing fundamental policies, or approving an investment advisory contract. On matters affecting the individual series (such as approval of advisory or sub-advisory contracts and changes in fundamental policies of a series) a separate vote of the shares of that series is required.
 Shares of a series are not entitled to vote on any matter not affecting that series. All shares of each series vote together in the election of Directors. Shares do not have cumulative voting rights.

     As used in the Prospectus, the phrase "majority vote" of the outstanding shares of the Portfolio (or of Principal Preservation) means the vote of the lesser of: (1) 67% of the shares of the Portfolio (or Principal Preservation) present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares of the Portfolio (or Principal Preservation).

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     Purchase and sale orders for Portfolio securities may be effected through brokers, although it is expected that transactions in debt securities will generally be conducted with dealers acting as principals. Purchases and sales of securities on a stock exchange are effected through brokers or dealers. Brokerage commissions on securities and options are subject to negotiation between Principal Preservation and the broker.

     Principal Preservation will not deal with Ziegler or its affiliates in any transaction in which they act as a principal, but to the extent and in the manner permitted by the 1940 Act may effect brokerage transactions through them.
 The Advisor may utilize the services of Ziegler or an affiliate as a broker if the commissions, fees, or other remuneration received by them are reasonable and fair compared to the commissions, fees, and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

     Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Principal Preservation may also consider sales of shares of its portfolios as a factor in the selection of broker-dealers, subject to the policy of obtaining best price and execution.

                            DISTRIBUTION EXPENSES

     In addition to the sales charge deducted at the time of purchase, the Portfolio is authorized under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. The Plan permits payments to be made by the Portfolio to the Distributor to reimburse it for expenditures incurred by it in connection with the distribution of the Portfolio's shares to investors. These payments include, but are not limited to, the payments to selling representatives or brokers as a service fee, advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan, and performing other promotional or administrative activities on behalf of the Portfolio. Plan payments may also be made to reimburse the Distributor for its overhead expenses related to distribution of the Portfolio's shares. No reimbursement may be made under the Plan for expenses of the past fiscal years or in contemplation of expenses for future fiscal years.

     Under the Plan, the payments may not exceed an amount computed at an annual rate of 0.25 of 1% of the average daily net assets of the Portfolio. The Distribution Plan continues in effect, if not sooner terminated, for successive one-year periods, provided that its continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons of the Advisor. For further information regarding the Distribution Plan, see "Distribution Expenses" in the Statement of Additional Information.

                              OTHER INFORMATION

     Transfer and Dividend Disbursing Agent. B. C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095, acts as Transfer and Dividend Disbursing Agent.

     Shareholder Statements and Reports. Shareholders receive confirmation at least quarterly regarding their transactions and reports at least semiannually setting forth various financial and other information related to the Portfolio.

     Shareholder Inquiries. Shareholder inquiries may be direct to Principal Preservation at 215 North Main Street, West Bend, Wisconsin 53095; or by telephone at (800) 826-4600.

     Performance Information. From time to time the Portfolio may advertise its "yield" and "total return." Yield is based on historical earnings and total return is based on historical distributions; neither is intended to indicate future performance. The "yield" of the Portfolio refers to the income generated by an investment in that Portfolio over a one-month period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the month is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. "Total return" of the Portfolio refers to the average annual total return for one, five, and ten-year periods (or so much thereof as the Portfolio has been in existence). Total return is the change in redemption value of shares purchased with an initial $1,000 investment, assuming the reinvestment of dividends and capital gains distributions, after giving effect to the maximum applicable sales charge. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of the Portfolio, and the market conditions during the time period, and should not be considered as a representation of what may be achieved in the future. Further information is contained in the Statement of Additional Information.

     Portfolio Rating. From time to time the Portfolio may obtain and use a rating from a nationally recognized statistical rating organization. For a description of such ratings, see "Portfolio Ratings" in the Statement of Additional Information.



                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                TERMS AND CONDITIONS OF GENERAL APPLICATION FORM

                            ADDITIONAL INVESTMENTS

     After a Shareholder account is established, additional investments in the amount of $50 or more ($25 or more for IRAs, Keogh Plans, Self-Directed Retirement Plan Accounts, and Custodial Accounts under the Uniform Gifts/Transfers to Minors Act) may be made to that existing account at any time. Additional investments will be applied to the purchase of full and fractional shares of the specified Portfolio at the public offering price. These investments should be accompanied by an investment transmittal stub (attached to any previously received shareholder confirmation) and mailed directly to B.C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095 (the Transfer Agent). Additional investments can also be made through your dealer.

              INFORMATION PERTAINING TO THE STATEMENT OF INTENTION

     Subject to conditions specified below, each purchase during the 13-month period subsequent to the effective date of this application will be made at the public offering price applicable to a single transaction of the dollar amount indicated, as described in the then effective prospectus. The offering price may be further reduced under the Combined Purchase and Cumulative Investment Privilege if the Transfer Agent is advised of any shares previously purchased and still owned. You understand that you may, at any time during the period, revise upward your stated intention by submitting a written request to that effect. Such revision shall provide for the escrowing of additional shares. The original period of the Statement, however, shall remain unchanged. Each separate purchase made pursuant to the Statement is subject to the terms and conditions contained in the prospectus in effect at the time of that particular purchase. It is understood that you make no commitment to purchase shares, but that if purchases so made within 13 months from this date do not aggregate the amount specified, you will pay the increased amounts of sales charge prescribed in the terms of escrow. You or your dealer must refer to this Statement of Intention in placing each future order for shares while this Statement is in effect. It is understood that when remitting funds directly to the Transfer Agent for investment in your account, specific reference must be made to this Statement. This cancels and supersedes any previous instructions which you may have given inconsistent with the above. You have received a copy of the current prospectus to which this application relates.

TERMS OF ESCROW TO THE STATEMENT OF INTENTION

     1. To assure compliance with provisions of the Investment Company Act of 1940, out of the initial purchase (or subsequent purchase if necessary) 5% of the dollar amount indicated on the reverse side hereof will be held in escrow in the form of shares (computed to the nearest full share at the applicable public offering price) registered in your name. These shares will be held by the Transfer Agent and be subject to the terms of escrow.

     2. If total purchases pursuant to this Statement equal the amount of the specified expected aggregate purchase, escrow shares will be released from restriction and be deposited to your account.

     3. If the total purchases pursuant to this Statement are less than the amount specified, you shall remit to the Dealer an amount equal to the difference between the dollar amount of sales charge actually paid and the amount of sales charge which would have been paid on the total purchases if all such purchases had been made at a single time. If the Distributor or the dealer, within 10 business days after request, does not receive this amount, they will instruct the Transfer Agent to redeem an appropriate number of escrow shares to realize such difference. If the proceeds from this redemption are inadequate, you will be liable to the Distributor or the dealer for the difference. The remaining shares after the redemption will be deposited to your account unless otherwise instructed.

     4. You hereby irrevocably constitute and appoint the Transfer Agent as attorney to surrender for redemption any or all shares on the books of Principal Preservation, under the conditions previously outlined, with full power of substitutions in the premises.

     5. Any dividends and capital gain distributions declared by Principal Preservation with respect to escrowed shares will be added to the escrow account.

             COMBINED PURCHASE AND CUMULATIVE INVESTMENT PRIVILEGE

     Shares may be purchased at the offering price applicable to the total of
(a) dollar amount then being purchased plus (b) an amount equal to the value of the combined holdings of all series of Principal Preservation that have a sales charge of (1) an individual; (2) an individual, his spouse and their children under the age of 21 purchasing securities for his or their own account; (3) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account; (4) a pension, profit sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code (the "Code"); (5) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; (6) employee benefit plans qualified under Section 401 of the Code of a single employer or of employers who are "affiliated persons" of each other within the meaning of Section 2(a)(3)(c) of the Securities Act of 1933, as amended; or (7) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order for this cumulative quantity discount to be made available, the shareholder or his securities dealer must notify B.C. Ziegler and Company of the total holdings in all series of Principal Preservation each time an order is placed.

                             TELEPHONE REDEMPTIONS

     If you elect to redeem by telephone, a signature guarantee must be included with the application. This authorizes and directs Principal Preservation and the Transfer Agent, acting as your attorneys-in-fact, to redeem any or all shares of Principal Preservation pursuant to instructions received by telephone from you or any other person and to wire the proceeds to the bank account designated in your application. You agree that any telephone instructions may be recorded.


                              DEALER AUTHORIZATION

     The dealer, in signing the Authorization, authorizes B.C. Ziegler and Company, as its agent and on its behalf, to purchase from time to time shares of Principal Preservation necessary for the shareholder who has signed the Authorization. B.C. Ziegler and Company is authorized and directed where necessary to cause the shares to be transferred to the name of the shareholder on the books of Principal Preservation to retain and to account to the dealer for the dealer's sales charge due on each purchase, to confirm each direct sale to the shareholder on behalf of the dealer, and to transmit to the shareholder each new prospectus of Principal Preservation or supplement thereto delivered to it for that purpose. The dealer guarantees the genuineness of the signature(s) on the Authorization and represents that each person who has signed the Authorization is of legal age and not under legal disability. The dealer also represents that it is a duly licensed and registered dealer and that it may lawfully sell the specified securities in the state designated as the investor's mailing address. It further represents, if the sale has been made within the United States, that it is a member of the NASD and has entered into a soliciting dealer agreement with B.C. Ziegler and Company with respect to such shares.


         TERMS AND CONDITIONS FOR ESTABLISHING SYSTEMATIC PURCHASE PLAN

     1. OPENING A SYSTEMATIC PURCHASE PLAN ("SPP"). An SPP may be established at any time by submitting the information requested above to the Transfer Agent. Depending on the date you elect to have automatic investments made, the SPP may take up to 30 days to commence after receipt of the SPP request by the Transfer Agent. There is a minimum initial investment of $100.00 for accounts opened under the SPP, and for subsequent investments ($50 or more for IRAs, Keogh Plans, Self-Directed Retirement Plan Accounts, and Custodial Accounts under the Uniform Gifts/Transfers to Minors Act, until your account balance reaches $500, after which investments can be made in increments of $25 or more). The additional investment amount drops to $50 for SPP participants whose accounts exceed $1,000.

     2. INVESTMENTS. Principal Preservation shall collect the amount specified from your account at the designated financial institution as hereby authorized, debiting such account to its own order. Other than the sales charge, there are no service fees for participation in the SPP. Principal Preservation shall treat each deposit as if it were made by you directly.

     3. TERMINATION. The privilege of making deposits under this service may be revoked by Principal Preservation without prior notice if any debit is not paid upon presentation. Principal Preservation shall be under no obligation to notify you of the non-payment and Principal Preservation shall have no liability whatsoever with respect thereto. You may discontinue the SPP by written notice to the Transfer Agent which is received at least ten business days prior to the collection date or the SPP may be discontinued at any time by Principal Preservation upon 30 days written notice prior to any collection date.

     4. CHANGES IN ACCOUNT. In order to continue participation in the SPP, you must notify the Transfer Agent in writing of changes in your account. A "Voided" check reflecting the change of account must be attached to the written notification.

     5. AVAILABILITY. The SPP is available only through financial institutions that have agreed to participate in such plans and may not be available to residents of certain states.

                                  APPENDIX A


                 COMPANIES ON PACIFIC STOCK EXCHANGE INDEX


      TICKER SYMBOL               COMPANY NAME
      -------------               ------------

COMS                       3Com Corp
ACN                        Acuson Corp
ADPT                       Adaptec Inc
ADCT                       ADC Telecom Inc
ADBE                       Adobe Systems Inc
AMD                        Advanced Micro Devices
AMH                        Amdahl Corp
AMER                       America Online
AMGN                       Amgen Inc
AMP                        AMP Inc
ADI                        Analog Devices
AAPL                       Apple Computer Inc
APM                        Applied Magnetic
AMAT                       Applied Material
ASTA                       AST Research Inc
ACAD                       Autodesk Inc
AUD                        Automatic Data
BAY                        Bay Networks Inc
BGEN                       Biogen Inc
BMET                       Biomet Inc
BMCS                       BMC Software Inc
BORL                       Borland International
BSX                        Boston Scientific
CS                         Cabletron Systems
CDN                        Cadence Design
CNTO                       Centocor Inc
CEN                        Ceridian Corp
CHPS                       Chips & Tech Inc
CHIR                       Chiron Corp
CSCO                       Cisco Systems
COHR                       Coherent Inc
CPQ                        Compaq Computer
CA                         Computer Associates
CSC                        Computer Science
CQ                         Comsat Corp
CYR                        Cray Research
CU                         CUC International Inc
CY                         Cypress Semiconductor
DGN                        Data General
DELL                       Dell Computer
DEC                        Digital Equipment
DIGI                       DSC Communications Corp
ESCC                       Evans & Suther
EXBT                       Exabyte Corp
GATE                       Gateway 2000 Inc
GSX                        General Signal Corp
GNE                        Genentech Inc
GENZ                       Genzyme Corp
HRS                        Harris Corp
HWP                        Hewlett-Packard
HON                        Honywell Inc
IMNX                       Immunex Corp
IFMX                       Informix Corp
INTC                       Intel Corp
INGR                       Intergraph Corp
IBM                        International Business
                           Machines
KLAC                       KLA Instruments
KMAG                       Komag, Inc. (replaces
                           Conner-CNR)
KLIC                       Kulicke & Soffa
MX                         Measurex Corp
MDT                        Medtronic Inc
MENT                       Mentor Graphics
MU                         Micron Technology
MSFT                       Microsoft Corp
MIL                        Millipore Corp
MOT                        Motorola Inc
NSM                        National Semiconductor
NN                         Newbridge Network
NOVL                       Novell Inc
NVLS                       Novellus Systems
OCTL                       Octel Communications Corp
ORCL                       Oracle Corp
PKN                        Perkin-Elmer
AQM                        QMS Inc
QNTM                       Quantum Corp
SFA                        Scientific Atlanta
SEG                        Seagate Techology Inc
SRM                        Sensormatic Elec
SMED                       Shared Medical Systems
SGI                        Silicon Graphics
STJM                       St Jude Medical
SMSC                       Standard Microsystems
STK                        Storage Tech
SRA                        Stratus Computer
SUNW                       Sun Microsystems
SYBS                       Sybase Inc
SYMC                       Symantec Corp
SBL                        Symbol Tech Inc
SSAX                       System Software
TDM                        Tandem Computers
TEK                        Tektronix Inc
TLAB                       Tellabs Inc
TER                        Teradyne Inc
TXN                        Texas Instruments
THI                        Thermo Inst Systems
UIS                        Unisys Corp
VAR                        Varian Associates Inc
XRX                        Xerox Corp
XLNX                       Xilinx Inc
XOMA                       Xoma Corp


    TABLE OF CONTENTS
                                 Page
                                 ----

Questions and Answers..........
Expenses.......................
Investment Objectives and
Policies.......................
Investment Program.............
Special Considerations.........
Management.....................
Determination of Net Assets
Value Per Share................
Purchase of Shares.............
Redemptions....................
Shareholder Services...........
Dividends, Capital Gains
  Distributions and
Reinvestments............
Tax Status...............
Description of Shares....
Portfolio Transactions and
Brokerage................
Distribution Expenses....
Other Information........

PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
     215 North Main Street
     West Bend, Wisconsin 53095

INVESTMENT ADVISOR
     Ziegler Asset Management, Inc.
     215 North Main Street
     West Bend, Wisconsin 53095

DISTRIBUTOR, TRANSFER
AND DIVIDEND DISBURSING AGENT,
DEPOSITORY, AND ACCOUNTING/PRICING AGENT
     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin 53095

COUNSEL
     Quarles & Brady
     411 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS
     Arthur Andersen LLP
     777 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            ACCOUNT APPLICATION FORM

MAKE CHECK OR                           MAIL TO:  Principal Preservation
                                                  215 North Main Street
                                                  West Bend, WI 53095
MONEY ORDER PAYABLE TO: Principal Preservation Portfolios, Inc.
------------------------------------------------------------------------------
ACCOUNT REGISTRATION

Individual
------------------------------------------------------------------------------
First        Middle Initial                      Last Name

Joint Owner
------------------------------------------------------------------------------
First          Middle Initial                    Last Name
(In case of joint registration, a joint tenancy with right of survivorship will be presumed, unless otherwise indicated.)

Uniform Gift To Minor
------------------------------------------------------------------------------
Custodian's Name

Other
------------------------------------------------------------------------------
Name of corporation, other organization or fiduciary; if trust, state trustee, maker and date of trust

------------------------------------------------------------------------------
Print - Street Address                    (Area code) Telephone No. (optional)

------------------------------------------------------------------------------
City                                      State                       Zip Code

Citizen of:    United States     Other
                                      ----------------------------------------
                                                    (please specify)

------------------------------------------------------------------------------
PORTFOLIO SELECTION
Indicate the amount you wish to invest in the PSE Technology Index Portfolio. Minimum initial investment is as indicated.

___PSE Technology Index Portfolio_____________________________________.
                                         (minimum $1,000)

___I'm interested in any or all of the Principal Preservation Government, Tax-Exempt, S&P 100 Plus, Select Value and/or Dividend Achievers Portfolios. Please send me the combined Prospectus for these Portfolios.

___I'm interested in the Wisconsin Tax-Exempt Portfolio. Please send me a Prospectus.

___I'm interested in the Cash Reserve Portfolio. Please send me a Prospectus.


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METHOD OF PAYMENT

Shares purchased by personal or corporate check may not be
redeemed by telephone or otherwise until 15 days after invest-
ment date or until the check clears.
Personal Check  or  Other (specify)
                                    -----------------

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DIVIDEND AND DISTRIBUTION OPTIONS
Until I advise you to the contrary, I elect to:

Reinvest all dividends and capital           Receive dividends in cash and
gain distributions.                          reinvest capital gains.
(If no box is checked, all dividends and
capital gainb distributions will be          Receive all distributions in cash.
reinvested in additional shares.)

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STATEMENT OF INTENTION

Effective Date
              -----------------------------------

(Not more than 90 days prior to date of signature)
The investor intends, but shall be under no obligation, to invest over a 13-month period from the date of purchase an aggregate amount in any of the Portfolios having a sales charge equal to at least:

$25,000-$49,999         $250,000-$499,999
$50,000-$99,999         $500,000-$999,999
$100,000-$249,999       $1,000,000 or more

Each purchase will be made at the public offering price applicable to a single purchase of the dollar amount designated above, as described in the Prospectus (see ''PURCHASE OF SHARES'').

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RIGHTS OF ACCUMULATION

I qualify for Rights of Accumulation as described in a Principal
Preservation Prospectus. Listed
below are all the accounts from the different Portfolios of Principal Preservation sold subject to a sales charge which should be credited toward the reduced sales charge.

Account Number                          Account Number
              -----------------------                 --------------------

Account Number                          Account Number
              -----------------------                 --------------------

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TELEPHONE EXCHANGE
I authorize telephone exchange privileges.

   If you request the telephone exchange option, you must obtain a Signature
                               Guarantee on back.

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SYSTEMATIC PURCHASE PLAN (''SPP'')

If you select this option please review the terms and conditions in the Prospectus. New accounts please fill in information in account registration.
I hereby authorize the Portfolio to withdraw from my checking account:
 $         (see Terms and
  --------
Conditions) on or about the  5th or  20th of each month.
An account must be previously established or a check in the amount of at least must accompany application to be used to purchase shares of the
---------
PSE Technology Index Portfolio through the financial institution as follows:


------------------------------------------------------------------------------
Name of Financial Institution                       Branch Name and Number

------------------------------------------------------------------------------
                        Address of Financial Institution
Please attach an unsigned and voided check from the checking account you wish to use for the Systematic Purchase Plan. Write ''Void'' across the face of the check. Your check must be imprinted with all name(s) on your bank account and carry your financial institution's magnetic ink coding numbers across the bottom.

Signature                             Signature                      Date

------------------------------------------------------------------------------
(If your checking account is held by more than one person, all account holders must sign this application.)

------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS -     By wire to:  or   By mail to registered owner's
address of record.

------------------------------------------------------------------------------
Bank Name and Your Bank ABA Routing Number

------------------------------------------------------------------------------
Bank Address - Street                                  Name of Bank Account

------------------------------------------------------------------------------
City            State    Zip                         Your Bank Account Number

  If you request Telephone Redemptions, you must obtain a Signature Guarantee
                                    (below).

------------------------------------------------------------------------------
STEMATIC WITHDRAWAL PAYMENT
Beginning             , 19      please send checks in
          ------------     ----
the amount of $                 .
               -----------------
                ($150 minimum)
Monthly           Quarterly
       -----------         --------------
Please allow 30 days to start a program. Checks will be sent on the 26th day of each month (the next business day if a holiday).
    Payment to be made to registered owner's address of record.
    Payment to be made to other than registered shareholders, identified at right:

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Bank or Payee's Name

------------------------------------------------------------------------------
Account Number

------------------------------------------------------------------------------
Name

------------------------------------------------------------------------------
Street Address

------------------------------------------------------------------------------
City            State                             Zip

If you request payments to be made other than to the registered shareholder, you must obtain a Signature Guarantee (below).

------------------------------------------------------------------------------
SIGNATURE (This section must be filled out by new accounts.)
By the execution of this Application the investor represents and warrants that he has full right, power and authority, and, if a natural person is of legal age in his state of residence, to make the investment applied for pursuant to this Application, and the person or persons, if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application, and to purchase or redeem shares of Principal Preservation on behalf of the investor. The investor hereby affirms that he has received a current Prospectus.
''Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.''

ONLY INDIVIDUALS FILL IN
X                                     X
 -----------------------------------------------------------------------------
Signature of Applicant        Date    Signature of Joint Registrant, if any

------------------------------------------------------------------------------
Social Security Number  Print Name of Taxpayer Whose Number Appears at Left

OR
ONLY CORPORATIONS, PARTNERSHIPS, TRUSTS INSTITUTIONS FILL IN

------------------------------------------------------------------------------
Firm Name

------------------------------------------------------------------------------
Date                     Signature and Title

------------------------------------------------------------------------------
Taxpayer Identification Number  Date            Signature and Title

------------------------------------------------------------------------------
SIGNATURE GUARANTEE (Required for Telephone Redemptions or Systematic Withdrawal Payment options, if chosen above.) Signature(s) Guaranteed by commercial bank, trust company, savings and loan association, credit union or member firm of a national stock exchange.
By:
------------------------------------------------------------------------------
(Authorized Signature)                      Name of bank, association or firm

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DEALER IDENTIFICATION

B.C. Ziegler and Company (the ''Distributor''), acts as agent in all purchases by the investor of Principal Preservation. The Distributor and the authorized dealer, if any, named below each authorizes and appoints B.C. Ziegler and Company to act as its agent to execute the purchase of shares of Principal Preservation by the investor, whether the payment is received from the Distributor, the authorized dealer or directly from the investor, and to confirm such purchases on their behalf.

------------------------------------------------------------------------------
Dealer's Name

------------------------------------------------------------------------------
Home Office Address                          City         State       Zip Code

By
------------------------------------------------------------------------------
Authorized Signature of Dealer           Address of Office Servicing Account

------------------------------------------------------------------------------
Branch No.        Salesman's No.       Salesman's Last Name          Dealer No.


                       PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                           PSE TECHNOLOGY INDEX PORTFOLIO


                                              , 1996
                                --------------


                         STATEMENT OF ADDITIONAL INFORMATION

          Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to but nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


          STATEMENT OF ADDITIONAL INFORMATION
            DATED                 , 1996
                  ----------------
          PRINCIPAL PRESERVATION PORTFOLIOS, INC.
          PSE TECHNOLOGY INDEX PORTFOLIO
          215 North Main Street
          West Bend, Wisconsin  53095
          800-826-4600

               This Statement of Additional Information and the Prospectus to which it relates describe the Principal Preservation PSE Technology Index Portfolio (the "Portfolio"). Principal Preservation Portfolios, Inc. ("Principal Preservation") offers other mutual funds by separate prospectuses and statements of additional information.


                         Statement of Additional Information

               The objective of the Portfolio is to obtain a total return, before operating expenses of the Portfolio, that replicates the total return of the Pacific Stock Exchange Technology Index (the "PSE Technology Index" or the "Index"). The Advisor does not manage the Portfolio according to traditional methods of active investment management, which involve the buying and selling of securities based upon economic, financial, and market analysis and investment judgment. Instead the Portfolio utilizes a "passive" or "indexing" investment approach, attempting to replicate the investment performance of the PSE Technology Index through statistical procedures. There can be no assurance that this investment objective will be achieved.

               Shares may be purchased, and a Prospectus may be obtained, directly from the Distributor, 215 North Main Street, West Bend, Wisconsin 53095, telephone 800-826-4600, or from Selected Dealers
          (see the Prospectus dated                , 1996 for more complete
                                    ---------------
          information, including an account application). This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings ascribed thereto in the Prospectus.


                                  TABLE OF CONTENTS

                                                                       Page
                                                                       ----

          Statement of Additional Information...........................  1

          INVESTMENT PROGRAM............................................  3

          INVESTMENT RESTRICTIONS.......................................  9

          INDUSTRY CONCENTRATION FACTORS................................ 12

          MANAGEMENT OF PRINCIPAL PRESERVATION.......................... 12

          CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........... 17

          PERFORMANCE INFORMATION....................................... 17

          DETERMINATION OF NET ASSET VALUE PER SHARE.................... 19

          PURCHASE OF SHARES............................................ 20

          TAX STATUS.................................................... 21

          PORTFOLIO TRANSACTIONS AND BROKERAGE.......................... 22

          DISTRIBUTION EXPENSES......................................... 22

          CUSTODIAN..................................................... 25

          COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS.................... 25

          PORTFOLIO RATINGS............................................. 25

          DESCRIPTION OF RATINGS OF CERTAIN SECURITIES.................. 25


                                 INVESTMENT PROGRAM

               The Prospectus describes the investment objective and policies of the Portfolio. Certain instruments and techniques discussed in the Prospectus are described in greater detail below.

          Options
          -------

               To the extent consistent with its investment objective, the Portfolio's Advisor may employ options strategies designed to hedge protectively against any anticipated adverse movements in the market values of its portfolio securities or securities it intends to purchase and to enhance return. The Portfolio may write (sell) covered call options and put options, and may purchase call options and put options on stock indices for the purposes and subject to the limitations outlined in "Investment Program" in the Prospectus. See "Investment Program" in the Prospectus.

               An option on an index is a contract that gives the holder of the option, in return for payment of a premium, the right to demand from the seller (call) delivery of cash in an amount equal to the value of the index at a specified exercise price at any time during the term of the option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

               A call option on an index is considered to be covered if the writer (seller) maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the writer holds a call on the same index as the call written where the exercise price of the call purchased is equal to or less than the exercised price of the call written.

               A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the cash value of the index at any time during the option period. The Portfolio will only purchase put options on indices, which, in the opinion of the Advisor, have investment characteristics similar to those of securities in the Portfolio or an index on the securities. A put option is covered if a writer holds a put on the same index as the put written where the exercised price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the writer in cash or cash equivalents in a segregated account with its custodian.

          Futures
          -------

               The Portfolio may purchase and sell exchange-traded index futures contracts on the PSE Technology Index or the S&P 500 Index for the purposes and strategies described in the Prospectus. A futures contract on an index is an agreement by which one party agrees to accept delivery of, and the other party agrees to make delivery of, an amount of cash equal to the difference between the value of the underlying index at the close of the last trading day of the futures contract and the price at which the contract originally was written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made.

               Futures contracts covering the PSE Technology Index and the S&P 500 Index presently are traded on the New York Futures Exchange and the Chicago Mercantile Exchange, respectively. The Portfolio also may engage in transactions involving futures contracts on other indices presently traded or in the future created and traded on national stock exchanges if, in the opinion of the Board of Directors of Principal Preservation, such futures contracts are appropriate instruments to help the Advisor achieve the Portfolio's objective.


               When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government Securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractural obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Portfolio, but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will mark to market all of its open futures positions.

               Index futures contracts in which the Portfolio will invest are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying index, and delivery month), or in cash. If an offsetting purchase price is less than the original sale price, the Portfolio would realize a capital gain, or if it is more, the Portfolio would realize a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio would realize a capital gain, or if it is less, the Portfolio would realize a capital loss. The transaction costs must also be included in these calculations.

               There are several risks associated with the use of futures contracts in the manner intended by the Portfolio. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between the price movements in the underlying index and in the portfolio securities being hedged or the Index being simulated, as the case may be.
          In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given strategy not to achieve its objective. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures and differences between the financial instruments being hedged or replicated and the instruments underlying the standard contracts available for trading.

               Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of the futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures position and the Portfolio would continue to be required to meet margin requirements until the position is closed.

               To minimize such risks, the Portfolio will not enter into a futures contract if, immediately after such transaction, the initial margin deposits for futures contracts held by the Portfolio would exceed 5% of the Portfolio's total assets. Additionally, the Portfolio may not maintain open short positions in futures contracts or call options written on indices if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in the Portfolio's investment portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions.

          Taxation of Options and Futures
          -------------------------------

               If the Portfolio exercises a call or put option it owns, the difference between the cash paid at exercise and the premium received is a capital gain or loss. Entry into a closing purchase transaction will result in capital gain or loss. A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of the delivery notice date or the expiration date. Should the Portfolio ever deliver securities under a futures contract (which is not expected to occur), the Portfolio will realize a capital gain or loss on those securities.

               For federal income tax purposes, a Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options and futures positions ("year-end mark to market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark to market or by actually closing of the positions) is considered to be 60% long term and 40% short term, without regard to the holding periods of the contracts.

               The Portfolio distributes to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including year-end mark to market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Portfolio's other investments and shareholders are advised of the nature of the payments.

          PSE Technology Index
          --------------------

               For illustrative purposes, the PSE Technology Index Portfolio may include in its supplemental sales literature a line graph showing the price patterns of the PSE Technology Index over the past decade. The presentation displays superimposed line graphs of annual prices of the Index over approximately a 10-year period, with prices reflected on the vertical axis and years reflected on the horizontal axis.

               Historical prices are not necessarily indicative of the future prices of the Index, or of the performance of the Portfolio or the ability of that Portfolio to match the performance of the Index or of the stock market generally.

               This Portfolio is not sponsored, endorsed, sold or promoted by the Pacific Stock Exchange, Inc. The Pacific Stock Exchange, Inc. makes no representation or warranty, implied or expressed, to the purchasers of the Portfolio or any member of the public regarding the advisability of investing in index funds generally, or in this Portfolio particularly, or the ability of the Index to track stock market performance.

          Short-Term Investments
          ----------------------

               The Portfolio may invest in any of the following securities and instruments in management of cash receipts, for liquidity for anticipated redemptions, to meet cash flow needs to enable the Portfolio to take advantage of buying opportunities, during periods when attractive investments are unavailable and for temporary defensive purposes.

               BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Portfolio may acquire certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earn a specified return. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus, and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

               In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies, the Portfolio may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

               SAVINGS ASSOCIATION OBLIGATIONS. The Portfolio may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

               COMMERCIAL PAPER, SHORT-TERM NOTES, VARIABLE RATE DEMAND NOTES, AND OTHER CORPORATE OBLIGATIONS. The Portfolio may invest a portion of its assets in commercial paper and short-term notes, including variable rate demand notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

               Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described below under "Portfolio Ratings."

               Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Portfolio may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

               The Portfolio also may purchase corporate obligations known as variable rate demand notes. Variable rate demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Portfolio may demand payment of principal and accrued interest at any time.

          Lending of Portfolio Securities
          -------------------------------

               The Portfolio may lend its portfolio securities to brokers, dealers, and other institutional investors, provided the Portfolio receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. For the purposes of this policy, the Portfolio considers collateral consisting of U.S. Government Securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. During the term of the loan, the Portfolio is entitled to receive interest and other distributions paid on the loaned securities, as well as any appreciation in the market value. The Portfolio is also entitled to receive interest from the institutional borrower based on the value of the securities loaned. The Portfolio seeks to increase its income by investing the cash collateral received on the loan.
           From time to time, the Portfolio may return to the borrower, and/or a third party which is unaffiliated with Principal Preservation and which is acting as a "placing broker," a part of the interest earned from the investment of the collateral received for securities loaned.

               The Portfolio does not have the right to vote the securities loaned during the existence of the loan, but can call the loan to permit voting of the securities, if, in the Advisor's judgment, a material event requiring a shareholder vote would otherwise occur before the loan is repaid. In the event of bankruptcy or other default of the borrowing institution, the Portfolio could experience delays in liquidating the loan collateral or recovering the loaned securities, and incur risk of loss including: (1) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. To minimize these risks, the Advisor evaluates and continually monitors the creditworthiness of the institutional borrowers to which the Portfolio lends its securities.

               To minimize the foregoing risks, the Portfolio's securities lending practices are subject to the following conditions and restrictions: (1) the Portfolio may not make such loans in excess of 33% of the value of its total assets; (2) the Portfolio must receive cash collateral in an amount at least equal to 100% of the value of the securities loaned; (3) the institutional borrower must be required to increase the amount of the cash collateral whenever the market value of the loaned securities rises above the amount of the collateral; (4) the Portfolio must have the right to terminate the loan at any time; (5) the Portfolio must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities and any increase in the market value of the loaned securities; and (6) the Portfolio may not pay any more than reasonable custodian fees in connection with the loan.

          Investments in Other Investment Companies
          -----------------------------------------

               An investment by the Portfolio in another investment company may cause the Portfolio to incur increased administration and distribution expenses. Such investments are limited by the Portfolio's investment restrictions. See "Investment
          Restrictions" in this Statement of Additional Information.

          Diversification
          ---------------

               The number of issues of securities which meet the Portfolio's investment objective and criteria may be somewhat limited. As a result, a relatively high percentage of the Portfolio's assets may be invested from time to time in the obligations of a limited number of issuers, some of which may be subject to the same economic trends. Securities held by the Portfolio may therefore be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of diversified investment companies.

          Portfolio Turnover
          ------------------

               Principal Preservation has not established a limit to its portfolio turnover rates, nor will it attempt to achieve or be limited to predetermined rates of portfolio turnover. Although Principal Preservation cannot predict its portfolio turnover rates, the Portfolio's portfolio turnover rate is not expected to exceed 50%.


                               INVESTMENT RESTRICTIONS

               The Portfolio has adopted the following fundamental investment restrictions and policies which cannot be changed without the approval of the holders of the lesser of (i) a majority of the outstanding shares of the Portfolio or (ii) 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the outstanding shares of the Portfolio are represented. Policies that are not "fundamental policies" are subject to change by the Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets will not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowing by, the Portfolio. The Portfolio may not:

               (1) Purchase more than 10% of the outstanding voting securities of an issuer, except as necessary to parallel the composition of the PSE Technology Index, or invest in a company to get control or manage it.

               (2) Borrow money or property except for temporary or emer-gency purposes. If the Portfolio ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Portfolio will not pledge more than 15% of its net assets to secure such borrowings. In the event the Portfolio's borrowing exceeds 5% of the market value of its total assets, the Portfolio will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets. For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with hedging activities, if any, are not to be deemed to be a pledge of assets.

               (3) Make loans, except that it may lend its portfolio securities, subject to the conditions and limitations established in the Prospectus and this Statement of Additional Information. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

               (4) Underwrite the securities of other issuers, except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

               (5)  Issue senior securities.

               (6) Purchase a security if, as a result, more than 10% of the value of the Portfolio's net assets would be invested in:
          (i) securities with legal or contractual restrictions on resale (other than investments and repurchase agreements); (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements which do not provide for payment within 7 days.

               (7) Invest in commodities, but the Portfolio may invest in futures contracts and options subject to the limitations set forth in the Prospectus.

               (8) Purchase securities on margin or effect short sales of securities, including short sales "against the box" (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in options, futures and options on futures).

               In accordance with the following non-fundamental policies, which may be changed without shareholder approval, the Portfolio may not:

               (1) Invest more than 5% of its total assets in securities of companies which, including any predecessors, have a record of less than 3 years of continuous operations.

               (2) Buy or sell real estate, real estate investment trusts, real estate limited partnerships, or oil and gas interests or leases.

               (3) Purchase warrants, except that the Portfolio may purchase warrants which, when valued at lower of cost or market, do not exceed 5% of the value of the Portfolio's net assets; included within the 5%, but not to exceed 2% of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange.

               (4) Purchase or retain the securities of an issuer if those officers or Directors of Principal Preservation or the Advisor (as defined under the caption "Management of Principal Preserva-tion -- The Investment Advisors" in this Statement of Additional Information) who individually own beneficially more than 0.5 of 1% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities; provided that no officer or director shall be deemed to own beneficially securities held in other accounts managed by such person or held in employee or similar plans for which such person acts as trustee.

               (5) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Portfolio to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Portfolio or more than 5% of the value of the total assets of the Portfolio would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.


                           INDUSTRY CONCENTRATION FACTORS

               As discussed in the Portfolio's Prospectus (see "Special Considerations -- Concentrations" in the Prospectus), a significant portion of the Portfolio's investments will consist of technology-based issues, which exposes the Portfolio to risks associated with economic conditions in that industry.

               Due to competition, a less diversified product line, and other factors, companies that develop and/or rely on technology could become increasingly sensitive to down swings in the economy and competitive factors. However, the companies whose common stocks are included in the PSE Technology Index comprise a fairly broad range of industries. This industry diversification likely will soften volatility associated with economic and political developments that disproportionately affect specific industries.


                        MANAGEMENT OF PRINCIPAL PRESERVATION

          Directors and Officers
          ----------------------

               Under applicable law, the Board of Directors is responsible for management of Principal Preservation, and provides broad supervision over its affairs. The Advisor is responsible for the Portfolio's investment management and Principal Preservation's officers are responsible for the Portfolio's operations.

               The Directors and officers of Principal Preservation and their principal occupations during the past five years are listed below. Their titles may have varied during that period. Asterisks indicate those Directors who are "interested persons" (as defined in the 1940 Act) of Principal Preservation. Unless otherwise indicated, the address of each Director and officer of Principal Preservation is 215 North Main Street, West Bend, Wisconsin 53095.


                             Position with  Principal
                             Principal      Occupation During
          Name and Address   Preservation   Past Five Years
          ----------------   ------------   ---------------

          R. D. Ziegler*<F6> President and  Since 1973 Chairman and
                             Director       Director and, prior to 1990,
                                            Chief Executive Officer, and
                                            prior to 1986, President, The
                                            Ziegler Companies, Inc. and
                                            B.C. Ziegler and Company;
                                            Chairman and Director,
                                            Ziegler Asset Management,
                                            Inc.; Director, Johnson
                                            Controls, Inc.
                                            (manufacturing).

          Robert J.          Vice           Director of Mutual Funds,
          Tuszynski*<F6>     President and  B.C. Ziegler and Company,
                             Director       since 1987; Trustee, Chairman
                                            of the Board and President,
                                            Prospect Hill Trust and The
                                            Prime Portfolios (registered
                                            investment companies) from
                                            1994 to 1996.

          Richard H. Aster,  Director       President and Director of
          M.D.                              Research, The Blood Center of
          1701 W. Wisconsin                 Southeastern Wisconsin, Inc.
          Ave.
          Milwaukee, WI 53223

          Augustine J.       Director       Retired; President,
          English                           Tupperware North America from
          1724 Lake Roberts                 1990 to 1994 (manufacturing);
          Court                             prior to 1990, President, The
          Windermere, FL 34786              West Bend Company (manu-
                                            facturing), a division of
                                            Dart Industries, a subsidiary
                                            of Premark International,
                                            Inc., of which Mr. English
                                            was a Group Vice President.

          Ralph J. Eckert    Director       Chairman, Trustmark Insurance
          2059 Keystone                     Cos. (mutual life insurance
          Ranch Road                        company); prior to 1991,
          Dillon, CO  80435                 Chairman, President and Chief
                                            Executive Officer, Trustmark
                                            Insurance Cos. since 1971;
                                            Trustee of the Board of
                                            Pensions of the Evangelical
                                            Lutheran Church of America
                                            since 1989; Trustee of the
                                            Board of Pensions for the
                                            Lutheran Church of America
                                            from 1987-1989; and Trustee
                                            of The Prime Portfolios (a
                                            registered investment
                                            company) from 1993 to 1996.

          John H.            Vice           Wholesaler, B.C. Ziegler and
          Lauderdale         President -    Company since 1991; prior
                             Director of    thereto, Account Executive,
                             Marketing      The Patten Company.

          Jay Ferrara        Treasurer      Assistant Vice President,
                                            B.C. Ziegler and Company
                                            since 1994; Controller,
                                            California Investment Trust
                                            from 1993 to 1994; prior
                                            thereto, Senior Portfolio
                                            Accountant, Wells Fargo Nikko
                                            Investment Advisors.

          S. Charles         Secretary      Senior Vice President and
          O'Meara                           General Counsel, B.C. Ziegler
                                            and Company, since 1993;
                                            prior thereto, Partner,
                                            O'Meara, Eckert, Pouros &
                                            Gonring (law firm).


               Principal Preservation pays the compensation of the three Directors who are not officers, directors or employees of the Advisor. Principal Preservation will pay each of these Directors an annual fee of $12,000 and an additional $450 for each Board or committee meeting he attends. Principal Preservation may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters.

               The table below shows fees paid to Directors of Principal Preservation for the year ended December 31, 1995. Each series of Principal Preservation, including the Portfolio, pays a proportionate share of these expenses based on the ratio such series' total assets bear to the aggregate of the total assets of all ten series of Principal Preservation. Principal Preservation made no payments to its officers or directors who are affiliated with any investment advisor to Principal Preservation.




                               Pension or                      Total
                               Retirement                   Compensation
Name of Person               Benefits Accrued              From Principal
    and          Aggregate      As Part of     Estimated   Preservation and
Position with   Compensation  Principal         Annual     Fund Complex of
Principal      from Principal Preservation's   Benefits    Which Principal
Preservation    Preservation    Expenses    Upon Retirement Preservation
------------   -------------  ------------   -------------   Is a Part(1)<F7>
                                                            --------------


R. D. Ziegler,       -0-          -0-             -0-             -0-
  President and
  Director

Robert J.            -0-          -0-             -0-             -0-
Tuszynski,
 Vice President
 and Director

Richard H.         $13,800        -0-             -0-           $13,800
Aster, M.D.
 Director

Augustine J.       $13,800        -0-             -0-           $13,800
English,
 Director

Stephen A.         $13,800        -0-             -0-           $13,800
Roell,
 Director

Ralph J.             -0-          -0-             -0-           $14,500
Eckert
 Director

          (1)<F7>Prior to December 29, 1995, Principal Preservation was a part of a fund complex that included two other registered investment companies. The operations of those other two companies were discontinued at the close of business on that date. Mr. Eckert, who became a Director of Principal Preservation on January 19, 1996, previously served on the board of trustees of one of the other companies in that complex.

          Investment Advisor
          ------------------

               The Advisor, Ziegler Asset Management, Inc. ("ZAMI"), manages the assets of the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") and the investment policies described herein. Subject to such further policies as the Board of Directors may determine, the Advisor makes investment decisions for the Portfolio. The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio.

               The Advisory Agreement provides that the Advisor may render services to others. The Advisory Agreement is terminable without penalty on not more than sixty (60) days' nor less than thirty
          (30) days' written notice by the Portfolio when authorized either by majority vote of the investors in the Portfolio (with the vote of each being in proportion to the amount of their investment) or by vote of a majority of the Board of Directors, or by the Advisor on not more than sixty (60) days' or nor less than thirty
          (30) days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Advisor nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

               For its services under the Advisory Agreement, the Advisor receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.50 of 1% of the average daily net assets of the Portfolio up to $50 million, 0.30 of 1% of the next $200 million in net assets, 0.25 of 1% of the next $250 million in net assets, and 0.20 of 1% of net assets in excess of $500 million.

          Administrative Services
          -----------------------

               B.C. Ziegler and Company ("Ziegler") also provides certain administrative, accounting, and pricing services to Principal Preservation, including calculating daily net asset value per share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon portfolio manager communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, Principal Preservation. Ziegler has agreed to provide these services pursuant to the terms of an Accounting/Pricing Agreement (the "Accounting/Pricing Agreement") at rates found by the Board of Directors to be fair and reasonable in light of the usual and customary charges made by unaffiliated vendors for similar services. The current rate of payment for these services per year is .03% of 1% of the Portfolio's total assets of $30 million but less than $100 million, .02% of 1% of the Portfolio's total assets of $100 million but less than $250 million and .01% of 1% of the Portfolio's total assets of $250 million or more, with a minimum fee of $19,000 per Portfolio per year, plus expenses.
          The Accounting/Pricing Agreement will continue in effect from year to year, as long as it is approved at least annually by Principal Preservation's Board of Directors or by a vote of the outstanding voting securities of Principal Preservation and, in either case, by a majority of the Directors who are not parties to the Accounting/Pricing Agreement or interested persons of any such party. The Accounting/Pricing Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. The Accounting/Pricing Agreement provides that neither Ziegler nor their personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Accounting/Pricing Agree-ment, except for willful misfeasance, bad faith or gross negli-gence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Accounting/Pricing Agreement, and in no case shall their liability exceed one year's fee income received by them under such Agreement.

          Depository Services
          -------------------

               The Portfolio's portfolio securities are held by Ziegler as depository ("Depository") pursuant to the terms of a Depository Contract. Ziegler also provides certain administrative, clearing and record keeping functions for the Portfolio pursuant to the Depository Contract. Under the terms of the Depository Contract, Ziegler is entitled to reasonable compensation for its services and expenses as Depository, as agreed upon from time to time between it and the Board of Directors of Principal Preservation.
           The current rate of compensation for these services is .055 of
          1% of the first $10 million of the Portfolio's assets, .03 of 1%
          of the next $40 million of assets, and .016 of 1% of the next $200 million of assets and .015 of 1% of assets in excess of $250 million. The Depository Contract will continue in effect until terminated, and may be terminated by either party without cause on 30 days' prior written notice. The Depository Contract provides that Ziegler shall not be liable to Principal Preservation or the Portfolio for any action taken or omitted by it in good faith without negligence.

          Other Services
          --------------

               In addition to the foregoing, Ziegler also serves as the principal Distributor of the Portfolio's shares and receives commissions on sales of Portfolio shares. See "Purchase of Shares." Ziegler also receives reimbursement from the Portfolio for certain expenses Ziegler incurs in connection with distributing the Portfolio's shares pursuant to the Distribution Plan adopted by the Portfolio under Rule 12b-1 of the 1940 Act. See "Distribution Expenses."


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

               As of January 31, 1996, no person was known to the Fund to be the "beneficial owner" (determined in accordance with Rule 13d-3 under the Securities Exchange Act of 1934) of more than 5% of the outstanding shares of the Fund's common stock.

                               PERFORMANCE INFORMATION

               From time to time the Portfolio may advertise its "yield" and "total return." Yield is based on historical earnings and
                               -----------------------------------------
          total return is based on historical distributions; neither is
          -------------------------------------------------------------
          intended to indicate future performance.  The "yield" of the
          ---------------------------------------
          Portfolio refers to the income generated by an investment in the Portfolio over a one-month period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the month is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. "Total return" of the Portfolio refers to the average annual total return for 1, 5, and 10-year periods (or so much thereof as the Portfolio has been in existence). Total return is the change in redemption value of shares purchased with an initial $1,000 investment, assuming the reinvestment of dividends and capital gain distributions, after giving effect to the maximum applicable sales charge.
          Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of its portfolio securities and the market conditions during the time period, and should not be considered as a representation of what may be achieved in the future. Investors should consider these factors and possible differences in the methods used in calculating performance information when comparing the Portfolio's performance to performance figures published for other investment vehicles.

               Average annual total return is computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods (or so much thereof as the Portfolio has been in existence) ended on the date of the balance sheet that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                           n
                                   P(1 + T) = ERV
          Where:
          P   =  a hypothetical initial payment of $1,000
          T   =  average annual total return
          n   =  number of years
          ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10-year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

               In some circumstances the Portfolio may advertise its total return for a 1, 2, or 3-year period, or the total return since the Portfolio commenced operations. In such circumstances the Portfolio will adjust the values used in computing return to correspond to the time period for which the information is provided.

               Yield quotations are based on a 30-day (or one-month) period, and are computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
                                                 6
                             Yield = 2 [(a-b + 1) - 1]
                                         ---
                                          cd


          Where:
          a =  dividends and interest earned during the period.
          b =  expenses accrued for the period (net of reimbursements).
          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per share on the last day of the period.

               Performance information for the Portfolios may be compared to various unmanaged indices as well as indices of similar mutual funds. The Portfolio's advertising may also quote rankings published by other recognized statistical services or publishers such as Lipper Analytical Services, Inc., or Weisenberger Investment Companies Service, among others.

               An illustration may be used comparing the growth in value of an initial investment in the Portfolio compared to a fixed rate of return compounded on a monthly basis. This illustration will reflect the effect of the Portfolio's sales charge and fluctuations in net asset value, and will assume all income and capital gain distributions are reinvested. The fixed rate of return will be clearly stated and presented as a monthly compounded figure, and therefore will not reflect any market fluctuation.

               In advertising and sales literature, the performance of the Portfolio may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data (and in particular the PSE Technology Index), and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differ from that of the Portfolio. Comparison of the Portfolio to an alternative investment will consider differences in features and expected performance.

               All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which Principal Preservation generally believes to be accurate. A Portfolio may also note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, Principal Preservation assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Portfolio or Principal Preservation include, but are not limited to, the following:

          The Business Journal               Milwaukee Journal/Sentinel
          Business Week                      Money
          Changing Times                     Mutual Fund Letter
          Chicago Tribune                    Mutual Fund Values
          Chicago Sun-Times                    (Morningstar)
          Crain's Chicago                    Newsweek
          Business                           The New York Times
          Consumer Reports                   Pension and Investments
          Consumer Digest                    Personal Investor
          Financial World                    Stanger Reports
          Forbes                             Time
          Fortune                            USA Today
          Investor's Daily                   U.S. News and World Reports
          Los Angeles Times                  The Wall Street Journal


               When a newspaper, magazine or other publication mentions Principal Preservation or the Portfolio, such mention may include: (i) listings of some or all of the Portfolio's holdings; (ii) descriptions of characteristics of some or all of the securities held by the Portfolio, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information or similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of Principal Preservation or the Portfolio manager's economic and market outlook, general and for the Portfolio.

               The Portfolio may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

                     DETERMINATION OF NET ASSET VALUE PER SHARE

               Shares are sold at their net asset value per share plus the applicable sales charge. See "Purchase of Shares." Net asset value per share of the Portfolio is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the Portfolio's total assets (the value of the securities the portfolio holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.

               The net asset value per share will be calculated as of the close of trading on the New York Stock Exchange (the "Exchange") at least once every weekday, Monday through Friday, except on customary national business holidays which result in the closing of the Exchange (including New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

               Hedging instruments will be valued at their last sale price prior to the close of the Exchange, unless there have been no trades on that day and the last sale price is below the bid, or above the asked, price. If the last prior sale price is below the bid, instruments will be valued at the bid price at the close of the Exchange; if the last prior sale price is above the asked, the instrument will be valued at the asked price at the close of the Exchange. Securities for which market quotations are readily available will be valued in the same manner as for hedging instruments. Securities and other assets for which quotations are not readily available will be valued at their fair value on a consistent basis using valuation methods determined by the Board of Directors. The Portfolio intends to determine fair value for such securities based in part upon the information supplied by pricing services approved by the Board of Directors. Valuations of portfolio securities furnished by the pricing service will be based upon a computerized matrix system and/or appraisals by the pricing service in each case in reliance upon information con-cerning market transactions and quotations from recognized securities dealers.

                                 PURCHASE OF SHARES

               Ziegler acts as the principal Distributor for the Portfolio. Ziegler will allow Selected Dealer discounts (which are alike for all Selected Dealers) from the applicable public offering price. Neither Ziegler nor Selected Dealers are permitted to withhold placing orders to benefit themselves by a price change.
           The Distribution Agreement between Principal Preservation and Ziegler will continue from year to year if it is approved annually by Principal Preservation's Board of Directors, including a majority of those Directors who are not interested persons, or by a vote of the holders of a majority of the outstanding shares. The Agreement may be terminated at any time by either party on 60 days' notice and will automatically terminate if assigned.

               Shares of the Portfolio may be purchased by certain classes of persons without a sales charge, or a reduced sales charge, as described in the Prospectus. The Board of Directors believes this is appropriate because of the minimal sales effort needed to accommodate these classes of persons.

               Because sales to members of qualified groups result in economies of sales efforts and sales related expenses, the Dis-tributor is able to offer a reduced sales charge to such persons.
           A "qualified group" is one which: (1) has been in existence for more than six months; (2) has a purpose other than acquiring shares at a discount; and (3) has more than ten members, is available to arrange for group meetings between representatives of the Distributor or Selected Dealers distributing shares of the Portfolio, and agrees to include sales and other materials related to Principal Preservation in its mailings to members at reduced or no cost to the Distributor or Selected Dealers. See "Purchase of Shares -- Group Purchases" in the Prospectus.

                                     TAX STATUS

               Each series of a series company, such as Principal
          Preservation, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various portfolios in one fund are not combined.

               The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code").
          In order to qualify as a regulated investment company, the Portfolio must satisfy a number of requirements. Among such requirements is the requirement that at least 90 percent of the Portfolio's gross income must be derived from dividends, interest and gains from the sale or other disposition of stock or other securities. Another requirement is that less than 30 percent of the Portfolio's gross income be derived from the sale or other disposition of securities (net of losses on designated hedges) held for less than three months. In determining these gross income requirements, a loss from the sale or other disposition of securities does not enter into the computation.

               Gain or loss on the sale of U.S. government securities held by the Portfolio for more than six months will generally be long-term capital gain or loss. Gain or loss on the sale of U.S. government securities held for six months or less will be short-term capital gain or loss. Gain or loss on the sale, exchange, lapse, or termination of an option on securities will generally be treated as a gain or loss from the sale of securities.

               Dividends and other distributions paid to individuals and other non-exempt payees are subject to a 31% backup Federal withholding tax if Principal Preservation or Ziegler is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if the Portfolio is notified that the shareholder has underreported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most individual taxpayers, the taxpayer identifi-cation number is the social security number. An investor may furnish Ziegler with such number and the required certifications by completing and sending Ziegler either the Account Application form attached to the Prospectus or IRS Form W-9.

               Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares will not be deductible for Federal income tax purposes. Further, persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds should con-sult their own tax advisor before purchasing the Portfolio's shares.

                        PORTFOLIO TRANSACTIONS AND BROKERAGE

               Basic information with respect to portfolio transactions and brokerage is set forth in the Prospectus under "Portfolio Trans-actions and Brokerage." In addition to the conditions and limi-tations there described, in the event Ziegler is utilized as a broker by Principal Preservation and other Ziegler clients are considering the same types of transactions simultaneously, Ziegler will allocate the transactions and securities in which they are made in a manner deemed by Ziegler to be equitable, taking into account size, timing, and amounts. This may affect the price and availability of securities to the Portfolio.

                                DISTRIBUTION EXPENSES

               Principal Preservation's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the 1940 Act.

               The Plan authorizes the Distributor to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of Principal Preservation's shares (such as sale or placement of Principal Preservation's shares, or administrative assistance, such as maintenance of sub-accounting or other records). Qualified recipients include banks and other financial institutions. The Plan also authorizes the Distributor to purchase advertising for shares of the Portfolio, to pay for sales literature and other promotional material, and to make payments to its sales personnel. The Plan also entitles the Distributor to receive a fee of .25 of 1% on an annual basis of the average daily net assets of portfolio shares that are owned of record by the Distributor as nominee for the Distributor's customers or which are owned by those customers of the Distributor whose records, as maintained by Principal Preservation or its agent, designate the Distributor as the customer's dealer of record. Any such payments to qualified recipients or expenses will be reimbursed or paid by Principal Preservation, up to a limit of 0.25 of 1% of the average net assets of the Portfolio. The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.

               The Plan states that if and to the extent that any of the payments by Principal Preservation listed below are considered to be "primarily intended to result in the sale of shares" issued by a portfolio within the meaning of the Rule, such payments by Principal Preservation are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan: (1) the costs of the preparation, printing, and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of Principal Preservation or other funds or other investments;
          (2) the costs of preparing, printing, and mailing of all prospec-tuses to shareholders; (3) the costs of preparing, printing, and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of Principal Preservation's shares;
          (4) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies, and proxy statements;
          (5) all fees and expenses relating to the qualification of Principal Preservation and or their shares under the securities or "Blue Sky" laws of any jurisdiction; (6) all fees under the 1940 Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Principal Preservation's shares; (7) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (8) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (9) all costs of responding to telephone or mail inquiries of shareholders.

               The Plan also states that it is recognized that the costs of distribution of Principal Preservation's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of the Advisor are dependent primarily on the advisory fees paid by Principal Preservation to ZAMI. If and to the extent that any investment advisory fees paid by Principal Preservation might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by Principal Preservation, the payment of such fees is nonetheless authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the 1940 Act as to any investment advisory contract to which Principal Preservation is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the 1940 Act.

               Under the Plan, Principal Preservation is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carry-over expenses from the previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker-dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (1) as reimbursement for direct expenses incurred in the course of distributing Principal Preservation's shares or providing administrative assistance to Principal Preservation or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (2) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.

               The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (1) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (2) the amounts of expenses and the purpose of each such expense; and (3) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.

               The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and its Qualified Directors cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated any time without penalty by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding voting securities of Principal Preservation (or with respect to any Portfolio, by the vote of a majority of the outstanding shares of such Portfolio). The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of Principal Preservation is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.


                                      CUSTODIAN

               Principal Preservation serves as its own Custodian. The securities of the Portfolio are held by Ziegler, an affiliated person of Principal Preservation, as Depository. In addition, Ziegler performs certain administrative, clearing, and record keeping functions for the Portfolio. See "Management of Principal Preservation -- Depository Services."

                     COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

               Quarles & Brady, as counsel to Principal Preservation, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the Prospectus. Arthur Andersen LLP, independent public accountants, are the auditors of Principal Preservation.

                                  PORTFOLIO RATINGS

               The Portfolio may obtain and use a rating from a nationally recognized statistical rating organization. A rating on the shares of an investment company is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which the Port-folio's expenses or portfolio asset sales for less than the Portfolio's purchase price will reduce yield or return. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the shares or suitability for a particular investor.

                    DESCRIPTION OF RATINGS OF CERTAIN SECURITIES

               As set forth in the Prospectus under the captions "Investment Objectives" and "Investment Program," generally, each Portfolio will limit its investment in debt securities to those which are rated in one of certain specified categories by a Nationally Recognized Statistical Rating Organization or are U.S. Government Securities. The following is a brief description of the rating systems used by three of these organizations.


          CORPORATE AND MUNICIPAL BOND RATINGS

          Standard & Poor's Corporation
          -----------------------------

               An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obliga-tion. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

               The ratings are based, in varying degrees, on the following considerations:

               I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repay-ment of principal in accordance with the terms of the obligation;

               II.  Nature of and provisions of the obligation; and

               III. Protection afforded by, and relative position of the
                    obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

               S&P's four highest rating categories are as follows:

               AAA. Debt rated AAA has the highest rating assigned by S&P.
                     Capacity to pay interest and repay principal is
                    extremely strong.

               AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

               A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

               BBB. Bonds rated BBB are regarded as having an adequate
                    capacity to pay interest and repay principal. Whereas they normally exhibit adequate protective parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher-rated categories.

          Moody's Investors Service, Inc.
          -------------------------------

               The purpose of Moody's Ratings is to provide investors with a simple system of gradation by which the relative investment qualities of bonds may be noted. Moody's four highest rating categories are as follows:

               Aaa. Bonds which are rated Aaa are judged to be the best
                    quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

               Aa. Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.
                     They are rated lower than the best bonds because
                    margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

               A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

               Baa. Bonds which are rated Baa are considered as medium
                    grade obligations: i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Fitch Investors Service, Inc.
          -----------------------------

               Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Fitch's four highest rating categories are:

               AAA. Bonds considered to be investment grade and of the
                    highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

               AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

               A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

               BBB. Bonds considered to be investment grade and of
                    satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          General
          -------

               The S&P and Fitch "AA", "A" and "BBB" ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               The letter "p" following an S&P rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his or her own judgment with respect to such likelihood and risk.

               The word "Conditional" following a Fitch rating indicates the rating is conditional and is premised on the successful completion of a project or the occurrence of a specific event.

               Moody's security rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

               The symbol "Con" in a rating by Moody's indicates a pro-visional rating given to bonds for which the security depends upon the completion of some act of the fulfillment of some condition. These are bonds secured by: (1) earnings of projects under construction; (2) earnings of projects unseasoned in operating experience; (3) rentals which begin when facilities are completed; or (4) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          MUNICIPAL NOTE RATINGS

          Moody's Investors Service, Inc.
          -------------------------------

               MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

               MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

               MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

               MIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          Standard & Poor's Corporation
          -----------------------------

               SP-1. Notes rated SP-1 have very strong or strong capa-city to pay principal and interest. Those issues determined to possess overwhelming safety charac-teristics are designated as SP-1+.

               SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

               Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

               -Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note.)

               -Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note.)

          Fitch Investors Service, Inc.
          -----------------------------

               Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

                F-1+. Exceptionally Strong Credit Quality.  Issues assigned
                      -----------------------------------
                      this rating are regarded as having the strongest degree of assurance for timely payment.

                F-1.  Very Strong Credit Quality.  Issues assigned this
                      --------------------------
                      rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                F-2.  Good Credit Quality.  Issues assigned this rating
                      -------------------
                      have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

                F-3.  Fair Credit Quality.  Issues assigned this rating
                      -------------------
                      have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                Fitch also uses the symbol "LOC" which indicates that the rating is based on a letter of credit issued by a commercial bank.

          RATINGS OF COMMERCIAL PAPER

          Standard & Poor's Corporation
          -----------------------------

                S&P ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The ratings are based on current information furnished to S&P by the issuer and obtained by S&P from other sources it considers reliable. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

                A-1. This designation indicates the degree of safety regarding timely payment is overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted with a "plus" (+) designation.

                A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

                A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                B. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

                C. Issues rated "C" are regarded as having a doubtful capacity for payment.

                D.    Issues rated "D" are in payment default.

          Moody's Investors Service, Inc.
          -------------------------------

               Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1. Issuers (or related supporting institutions) rated Prime-1 have a superior capacity for repayment or short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization struc-tures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash genera-tion; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

          Prime-2. Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above in the Prime-1 category but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Prime-3. Issuers (or related supporting institutions) rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profita-bility may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

               The ratings of S&P, Moody's and Fitch represent their opinions as to the quality of the instruments rated by them. It should be emphasized that such ratings, which are subject to revision or withdrawal, are general and are not absolute standards of quality.

          Principal Preservation Portfolios, Inc.
               215 North Main Street
               West Bend, Wisconsin 53095

          Investment Advisor

               Ziegler Asset Management, Inc.
               215 North Main Street
               West Bend, Wisconsin  53095

          Distributor, Depository Accounting/
          Pricing Agent and Transfer and
          Dividend Disbursing Agent

               B.C. Ziegler and Company
               215 North Main Street
               West Bend, Wisconsin 53095

          Counsel

               Quarles & Brady
               411 East Wisconsin Avenue
               Milwaukee, Wisconsin 53202

          Auditor

               Arthur Andersen LLP
               777 East Wisconsin Avenue
               Milwaukee, Wisconsin 53202


                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

Part C.   Other Information

Item 24.  Financial Statements and Exhibits
          ---------------------------------

            (a)     Financial Statements of the Registrant included or
               incorporated by reference into Part B for each series other than the PSE Technology Stock Index:

                  (1)    Balance Sheet

                  (2)    Statement of Changes in Net Assets

                  (3)    Statement of Operations

                  (4)    Schedule of Investments

                  (5)    Report of Independent Accountants

          (b)  Exhibits:

               See Exhibit Index following Signature Page, which Exhibit Index is incorporated herein by this reference.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          Not applicable.

Item 26.  Number of Holders of Securities
          -------------------------------

          At January 31, 1996, the number of record holders of each class of securities of Registrant or its predecessors, as the case may be, was:

                                             Number of Holders of
                                             Record of Shares of
          Portfolio                              Common Stock
          ---------                          -------------------

            Government Portfolio                    2,480
            S&P 100 Plus Portfolio                  4,424
            Tax-Exempt Portfolio                    1,967
            Select Value Portfolio                    298
            Dividend Achievers Portfolio            2,256
            Wisconsin Tax-Exempt Portfolio            842
            Cash Reserve Portfolio
              Class X Common Stock                     64
              Class Y Common Stock                     64
            PSE Technology Stock Index                  0

Item 27.  Indemnification
          ---------------

          Reference is made to Article IX of the Registrant's Bylaws filed as Exhibit No. 2 to its Registration Statement with respect to the indemnification of Registrant's directors and officers, which is set forth below:

          Section 9.1.  Indemnification of Officers, Directors, Employees and
          -----------   -----------------------------------------------------
          Agents.  The Corporation shall indemnify each person who was or is a
          ------
          party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:
               --------

               (a) whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct"); and

               (b)  the Corporation shall not indemnify any person unless:

                    (1) the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

                    (2) absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

     Expenses (including attorneys' fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

          (1) such person shall provide adequately security for his undertaking;

          (2) the Corporation shall be insured against losses arising by reason of such advance; or

          (3) a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

     Section 9.2 Insurance of Officers, Directors, Employees and Agents.  The
     ------------------------------------------------------------------
Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

     Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

     (a)  Ziegler Asset Management, Inc.

          Ziegler Asset Management, Inc. is a wholly owned subsidiary of The Ziegler Companies, Inc. It serves as investment advisor to all of the Registrant's Portfolios.

          Set forth below is a list of the officers and directors of Ziegler Asset Management, Inc. as of December 31, 1995, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:

                          POSITION WITH
                          ZIEGLER ASSET
NAME                       MANAGEMENT             OTHER AFFILIATIONS(1)<F8>
----                       ----------             ---------------------

R. D. Ziegler        Chairman and Director   Chairman and Director, B.C.
                                             Ziegler and Company; Director,
                                             Johnson Controls, Inc., 5757
                                             N. Green Bay Avenue,
                                             Milwaukee, WI 53201 (manu-
                                             facturing)

Geoffrey G. Maclay,  President and Chief     President and Chief Executive
Jr.                  Executive Officer       Officer, Ziegler Asset
                                             Management, Inc.

P. D. Ziegler        Senior Vice President   President, Chief Executive
                     and Director            Officer and Director, B.C.
                                             Ziegler and Company; Director,
                                             West Bend Mutual Insurance
                                             Company, 1900 S. 18th Avenue,
                                             West Bend, WI  53095
                                             (insurance company)

Robert J. Tuszynski  Vice President          Vice President - Director of
                                             Mutual Funds, B.C. Ziegler and
                                             Company

M. J. Dion           Vice President -        Vice President - Portfolio
                     Portfolio Manager and   Manager and Chief Investment
                     Chief Investment        Officer, Ziegler Asset
                     Officer                 Management, Inc.

R. F. Patek          Vice President -        Vice President - Portfolio
                     Portfolio Manager       Manager, Ziegler Asset
                                             Management, Inc.

D. R. Wyatt          Vice President - Market Vice President, B.C. Ziegler
                     Manager                 and Company

J. R. Schmidt        Secretary               Corporate Secretary, B.C.
                                             Ziegler and Company

L. R. Van Horn       Treasurer               Senior Vice President -
                                             Finance and Director, B.C.
                                             Ziegler and Company

Note (1)<F8>: Certain of the indicated persons are officers or directors, or both, of B.C. Ziegler and Company's parent, The Ziegler Companies, Inc., and of other subsidiaries of its parent. Other than these affiliations, and except as otherwise indicated on the table, the response is none.

      (b) PanAgora Asset Management, Inc.

          PanAgora Asset Management, Inc. is owned 50% by Nippon Life Insurance Company; the other 50% is owned by Lehman Brothers, Inc. PanAgora Asset Management, Inc. serves as sub-advisor to the S&P 100 Plus Portfolio of the Registrant.

          Set forth below is a list of the executive officers and directors of PanAgora Asset Management, Inc., as of December 31, 1995, together with information as to any other business, profession, vocation or employment of a substantial nature of such persons during the past two years(1)<F9>:

NAME      TITLE      ADDRESS                  PRINCIPAL OCCUPATION
----      -----      -------                  --------------------
(ELECTION
--------
DATE)
------

Makoto    Director   Nippon Life Insurance    Managing Director of
Toda                 Company                  Nippon Life Insurance
(5/9/95)             1-2-2 Yuraku-cho         Company
                     Chlyoda-Ku               Tokyo, Japan
                     Tokyo 100,
                     Japan

Masatake  Director   Nippon Life Insurance    Director of NLI
Shimaski             Company                  International, Inc.
(11/12/93)           1251 Avenue of the       Life Insurance Company
                     American                 Tokyo, Japan
                     Suite 5210
                     New York, NY 10020-1195

Haruski   Director   Nippon Life Insurance    General Manager of
Deguohl              Company                  Nippon Life Insurance
(5/9/95)             1-2-1 Yuraku-cho         Company
                     Chlyoda-Ku               Tokyo, Japan
                     Tokyo 100
                     Japan

Toru      Director   PanAgora Asset           Managing Director
Morishiga  (Vice     Management, Inc., 260    PanAgora Asset
(5/9/95)  Chairman)  Franklin Street, 22nd    Management, Inc.
                     Floor, Boston, MA 02110  Boston, MA
                     USA

Randolph  Director   Lehman Brothers
S. Petralia          Holdings, Inc.
(7/17/95)            3 World Financial
                     Center
                     New York, NY  10265
                     USA

Bruce E.  Director   PanAgora Asset           President and Chief
Clarke    and Presi- Management, Inc.         Executive Officer,
(10/7/94)  dent      260 Franklin Street      PanAgora Asset
                     22nd Floor               Management, Inc.
                     Boston, MA  02110        Boston, MA
                     USA

Richard   Director   Lehman Brothers          Chairman and Chief
S. Fuld,             Holdings, Inc.           Executive Officer
Jr.                  3 World Financial        Lehman Brothers
(11/12/9             Center New York, NY      Holdings, Inc.
3)                   10285                    New York, NY
                     USA

Bruce R.  Director   Lehman Brothers          Chairman and CEO-
Lakefield  (Chairman) International            Europe
(4/08/94)            One Broadgate            Lehman Brothers
                     London EC2M 7HA          International
                     England                  London, England

Edgar E.  Director   PanAgora Asset           Director of Asset
Peters               Management, Inc.         Allocation
(3/15/96)            260 Franklin Street      PanAgora Management,
                     22nd Floor               Inc.
                     Boston, MA  02110        Boston, MA
                     USA

Paul R.   Director   PanAgora Asset           Director of Equity and
Samuelson            Management, Inc.         Fixed
(3/15/95)            260 Franklin Street      Income Investments
                     22nd Floor               PanAgora Asset
                     Boston, MA  02110        Management, Inc.
                     USA                      Boston, MA

Kathleen  Secretary  PanAgora Asset           Senior Manager,
I.                   Management, Inc.         Compliance Officer
DeVivo               260 Franklin Street      PanAgora Asset
(9/20/91)            22nd Floor               Management, Inc.
                     Boston, MA 02110         Boston, MA
                     USA

Michael   Treasurer  PanAgora Asset           Senior Manager,
H. Turpin            Management, Inc.         Treasurer
(9/20/91)            260 Franklin Street      PanAgora Asset
                     22nd Floor               Management, Inc.
                     Boston, MA 02110         Boston, MA
                     USA

Note (1)<F9>:Certain of the indicated persons are officers or directors, or both, f affiliates of PanAgora. Other than these affiliations, and except as otherwise indicated on the table above, the response is none.

     (c)  Skyline Asset Management, L.P.

          Skyline Asset Management, L.P. ("Skyline") is a limited partnership whose general partner is Affiliated Managers Group, Inc. ("AMG") and whose limited partners consist of corporations owned by four former management employees of Skyline's predecessor in interest, namely Messrs. Dutton, Kailin, Lutz and Maloney. AMG may be deemed to be controlled by Advent VII, L.P., by virtue of the fact that Advent VII, L.P. owns more than 50% of the voting stock of AMG. Advent VII, L.P. in turn may be deemed to be controlled by its sole general partner, TA Associates VII, L.P., a limited partnership, which in turn may be deemed to be controlled by its sole general partner, TA Associates, Inc. Skyline's principal executive offices are located at 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606.
      AMG's principal executive offices are located at One International Place, Boston, Massachusetts 02110. The address of each of Advent VII, L.P., TA Associates VII, L.P. and TA Associates, Inc. is c/o TA Associates, Inc., High Street Tower, Suite 2500, 125 High Street, Boston, Massachusetts 02110.

          Set forth below is a list of the officers and directors of Skyline Asset Management, L.P. as of December 31, 1995, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years (the business address of all such persons is c/o Skyline Asset Management, L.P., 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606):

                        Position With Skyline
Name                   Asset Management, L.P.        Principal Occupation
----                         ----------------        --------------------

William M. Dutton      Chief Executive         Chief Executive Officer of
                       Officer and Limited     Skyline Asset Management, L.P.
                       Partner                 since August, 1995; Executive
                                               Vice President, Mesirow Asset
                                               Management, Inc., from April,
                                               1984 through August, 1995;
                                               President, Skyline Fund (regis-
                                               tered investment company)

Kenneth S. Kailin      Principal - Portfolio   Principal - Portfolio Manager,
                       Manager and Limited     Skyline Asset Management, L.P.
                       Partner                 since August, 1995; Senior Vice
                                               President, Mesirow Asset
                                               Management, Inc., from April,
                                               1987 through August, 1995;
                                               Executive Vice President,
                                               Skyline Fund (registered
                                               investment company)

Geoffrey P. Lutz       Principal - Marketing   Principal - Marketing, Skyline
                       and Limited Partner     Asset Management, L.P. since
                                               August, 1995; Vice President,
                                               Mesirow Asset Management, Inc.,
                                               August, 1992 through August,
                                               1995; prior thereto, Registered
                                               Representative, Mesirow
                                               Financial, Inc. and Mesirow
                                               Investment Services, Inc.
                                               (registered brokers-
                                               dealers/investment advisers);
                                               Executive Vice President;
                                               Skyline Fund (registered
                                               investment company)

Michael Maloney        Principal - Securities  Principal - Securities Analyst,
                       Analyst and Limited     Skyline Asset Management, L.P.,
                       Partner                 since August, 1995; Investment
                                               Analyst, Mesirow Asset
                                               Management, Inc. from February,
                                               1993 through August, 1995; prior
                                               thereto Investment Analyst,
                                               Baker Fentress & Co. (investment
                                               manager); Senior Vice President,
                                               Skyline Fund (registered
                                               investment company)

Scott C. Blim          Chief Operating         Chief Operating Officer, Skyline
                       Officer                 Asset Management, L.P. since
                                               September, 1995; Vice President,
                                               Director and Chief
                                               Administrative Officer, Murray
                                               Johnstons International Ltd.
                                               (investment firm) from 1989 to
                                               1994; Secretary and Treasurer,
                                               Skyline Fund (registered
                                               investment company)


Item 29.  Principal Underwriters
          ----------------------

     (a)
                                             Other Investment
                                             Companies for which
                                             Underwriter Acts
                                             As Underwriter,
                                             Depositor or
     Underwriter                             Investment Adviser
     -----------                             ------------------

      B.C. Ziegler and Company          An underwriter for American Tax-Exempt
                                   Bond Trust, Series 1 (and subsequent series); Ziegler U.S. Government Securities Trust, Series 1 (and subsequent series); American Income Trust, Series 1 (and subsequent series); Ziegler Money Market Trust; The Insured American Tax-Exempt Bond Trust, Series 1 (and subsequent series); and principal underwriter for Portico Funds.

      (b) Set forth below is a list of the officers and directors of B.C. Ziegler and Company as of December 31, 1995, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years. None of the persons identified serves as an officer or director of the Registrant, except that R. Douglas Ziegler serves as the Chairman of the Board, President and a Director of the Registrant, Robert J. Tuszynski serves as Vice President and a Director of the Registrant, Jay Ferrara serves as Treasurer of the Registrant, and S. Charles O'Meara serves as Secretary of the Registrant. The address of each officer and director of B.C. Ziegler and Company is 215 North Main Street, West Bend, Wisconsin 53095, Phone (414) 334-5521.

                        Position With           Position with
     Name           B.C. Ziegler Company     Principal Preservation
     ----           --------------------     ----------------------

R. Douglas Ziegler  Chairman of the Board    Chairman of the Board
                    and Director             and President

Peter D. Ziegler    President, Chief
                    Executive Officer and
                    Director

S. Charles O'Meara  Senior Vice President    Secretary
                    and General Counsel

Eugene H. Rudnicki  Senior Vice President

John C. Wagner      Senior Vice President--
                    Retail Sales

Ronald N. Spears    Senior Vice President
                    and Director

James R. Wyatt      Senior Vice President

Donald A.
  Carlson, Jr.      Senior Vice President

Neil L.
  Fuerbringer       Senior Vice President--
                    Administration

Michael P. Doyle    Senior Vice President--
                    Retail Operations

Lynn R. Van Horn    Senior Vice President--
                    Finance and Director

Charles G. Stevens  Vice President--
                    Marketing Director

Jack H. Downer      Vice President--
                    MIS Director

Vernell D. Krueger  Vice President--
                    Operations

Robert J. Tuszynski Vice President--         Vice President and
                    Director of Mutual        Director
                    Funds

G. Aman             Vice President--
                    Insurance

Sheila K. Hittman   Vice President--
                    Personnel

James M. Bushman    Vice President--
                    Recruiting and
                    Training Coordinator

Lay C. Rosenheimer  Vice President--
                    Bond Sales Control

Darrell P. Frank    Vice President--
                    Director of
                    Strategic Change

Janine R. Schmidt   Corporate Secretary

Kathleen A. Lochen  Assistant Secretary

Jeffrey C.
  Vredenbregt       Vice President,
                    Assistant Treasurer
                    and Controller

Robert J. Johnson   Vice President--
                    Compliance

Ronald C. Strzok    Assistant Vice
                    President--
                    Administration

Jay Ferrara         Assistant Vice           Treasurer
                    President--Mutual Funds

Item 30.  Location of Accounts and Records
          --------------------------------

            (a)B.C. Ziegler and Company
               215 North Main Street
               West Bend, Wisconsin 53095

               General ledger, including subsidiary ledgers, corporate records and contracts, Portfolio ledger. Shareholders documents, including IRA documents.

            (b)PanAgora Asset Management, Inc.
               260 Franklin Street
               Boston, Massachusetts  02110

               Transaction journals and confirmations for options and portfolio trades.

            (c)Ziegler Asset Management, Inc.
               215 North Main Street
               West Bend, Wisconsin  53095

               Transaction journals and confirmations for portfolio trades for all of the Portfolios of the Registrant, except for the S&P 100 Plus Portfolio and the Select Value Portfolio.

            (d)Skyline Asset Management, L.P.
               311 South Wacker Drive
               Suite 4500
               Chicago, Illinois  60606

               Transaction journals and confirmations for portfolio trades for the Select Value Portfolio.

Item 31.  Management Services
          -------------------

          Not applicable

Item 32.  Undertakings
          ------------

          Registrant undertakes that, at the request of the shareholders holding 10% or more of the outstanding shares of the Registrant, the Registrant will hold a special meeting for the purpose of considering the removal of a director from office, and the Registrant will cooperate with and assist shareholders of record who notify the Registrant that they wish to communicate with the other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the Investment Company Act of 1940, as amended.

          Registrant undertakes to file an amendment to this Registration Statement with Certified Financial Statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act.

          Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of West Bend, State of Wisconsin on this 22nd day of March, 1996.

                         PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              /s/  R. D. Ziegler
                         By:
                              --------------------------------
                              R. D. Ziegler, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A has been signed on this 22nd day of March, 1996, by the following persons in the capacities indicated.

            Signature                                       Title
            ---------                                       -----

/s/  R. D. Ziegler
                                                Director and President
------------------------------
R. D. Ziegler                                   (Chief Executive Officer)

/s/  Robert J. Tuszynski
                                                Director and Vice President
------------------------------
Robert J. Tuszynski                             (Chief Financial Officer)

/s/  Jay Ferrara
                                                Treasurer (Chief Accounting
------------------------------
Jay Ferrara                                     Officer)


Richard H. Aster*<F10>                           Director
------------------------------
Richard H. Aster


August J. English*<F10>                         Director
------------------------------
August J. English


Ralph J. Eckert*<F10>                           Director
-----------------------------
Ralph J. Eckert

          /s/  Robert J. Tuszynski
*<F10>By:
          ---------------------------------------
          Robert J. Tuszynski pursuant to a
          Power of Attorney dated January 19, 1996
          filed herewith (see following page)

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENT, that each person whose signature appears below constitutes and appoints R. D. Ziegler, Robert J. Tuszynski and S. Charles O'Meara, or any of them, with full power of substitution, as his true and lawful attorneys and agents, to execute in his name and on his behalf, in any and all capacities, Principal Preservation Portfolios, Inc.'s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A for the Portfolio known as the PSE Technology Index Portfolio (Registration No. 811-4401 under the Securities Act of 1933; File No. 33-12 under the Investment Company Act of 1940) filed with the Securities and Exchange Commission under both the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, together with any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable Principal Preservation Portfolios, Inc. to comply with such Acts and the rules, regulations and requirements of the Securities and Exchange Commission and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all actions that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any of such attorneys and agents have, and may exercise, all of the powers conferred herein.

     IN WITNESS WHEREOF, each of the undersigned directors of Principal Preservation Portfolios, Inc. has hereunto set his hand as of this 19th day of January, 1996.


/s/ R. D. Ziegler                  /s/ Richard H. Aster
------------------------------     -----------------------------
R. D. Ziegler                      Richard H. Aster


/s/ Robert J. Tuszynski            /s/ August J. English
------------------------------     -----------------------------
Robert J. Tuszynski                August J. English


                                   /s/ Ralph J. Eckert
                                   -----------------------------
                                   Ralph J. Eckert


                                  EXHIBIT INDEX
                                  -------------

Exhibit                                                           Sequential
Number            Description                                     Page Number
-------           -----------                                     -----------

  1(a)         Restated and Amended Articles                          NA
               of Incorporation*<F11>

  1(b)         December 29, 1995 Articles Supplementary(2)<F13>       NA

  1(c)         Form of Articles Supplementary for PSE
                                                                    ----
               Technology Index Portfolio

  2(a)         By-Laws*<F11>                                          NA

  2(b)         Amendment to Bylaws Adopted By Board                   NA
               of Directors on January 20, 1995*<F11>

  3            N/A

  4            The Registrant's Operating Plan Relating               NA
               to Shares of Class X Common Stock and Class
               Y Common Stock of the Cash Reserve
               Portfolio(3)<F14>

  5(a)         Investment Advisory Agreement                          NA
               pertaining to assets of Dividend
               Achievers Portfolio(4)<F15>

  5(b)         Investment Advisory Agreement
                                                                    ----
               pertaining to the assets of
               Tax-Exempt, S&P 100 Plus,
               Government, Wisconsin Tax-Exempt,
               Select Value, and PSE Technology
               Index Portfolios

  5(c)         Sub-Advisory Agreement with PanAgora                   NA
               Asset Management, Inc., including
               form of amendment reducing fees
               effective May 1, 1996(4)<F15>

  5(d)         Sub-Advisory Agreement with Skyline                    NA
               Asset Management, L.P.(4)<F15>

  5(e)         Investment Advisory Agreement with                     NA
               Ziegler Asset Management, Inc. with
               respect to the Cash Reserve Portfolio(3)<F14>

  6(a)         Distribution Agreement
                                                                    ----

  6(b)         Form of Selected Dealers Agreement
                                                                    ----
  7            N/A

  8            Depository Contract
                                                                    ----

  9(a)         Transfer and Dividend Disbursing Agent
                                                                    ----
               Agreement

  9(b)         License Agreement with Standard & Poor's               NA
               Corporation*<F11>

  9(c)         Accounting/Pricing Agreement between
                                                                    ----
               Registrant and B.C. Ziegler and Company

  9(d)         Shareholder Servicing Agreement by and                 NA
               between B.C. Ziegler and Company and the Registrant, as amended, relating to Class X
               Shares of the Cash Reserve Portfolio*<F11>

  9(e)         Administrative Services Agreement with                 NA
               Ziegler Asset Management, Inc. with
               respect to the Cash Reserve Portfolio(1)<F12>

  10           Opinion of Counsel*<F11>                               NA

  11           Consent of Counsel (contained in                       NA
               Exhibit 10)

  12           N/A

  14           Model Retirement Plan*<F11>                            NA

  15           Rule 12b-1 Distribution Plan, as amended
                                                                     ---

  16           Schedule for Computation of Performance                NA
               Quotations*<F11>

  17           Financial Data Schedule (Included
               as Exhibit 27)                                         NA

  18           See Exhibit 4                                          NA

  27           Financial Data Schedule                                NA


*<F11>Denotes previously filed as part of Registrant's Registration statement or an amendment thereto, and incorporated herein by reference.

(1)<F12>Denotes previously filed as part of Registrant's Registration Statement on Form N-14 (Reg. No. 33-99010) filed with the Commission on November 3, 1995.

(2)<F13>Denotes previously filed as part of Registrant's Registration Statement
     on Form N-14 (Reg. No. 333-            ) filed with the Commission on
                             ------------
     February 20, 1996.

(3)<F14>Denotes previously filed as part of Post-Effective Amendment No. 31 to this Registration Statement filed with the Commission on December 29, 1995.

(4)<F15>Denotes previously filed as part of Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on March 1, 1996.